UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09223

Pioneer Strategic Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Strategic
Income Fund

NQ | December 31, 2017

Ticker Symbols: Class A PSRAX Class C PSRCX Class K STRKX Class R STIRX Class Y STRYX

	Principal
	Amount
	USD ($)		Value

		UNAFFILIATED ISSUERS - 98.6%
		CONVERTIBLE CORPORATE BONDS - 0.3% of Net Assets
		CAPITAL GOODS - 0.2%
		Construction & Engineering - 0.1%
	3,873,000	Dycom Industries, Inc., 0.75%, 9/15/21	$5,049,424
		Electrical Components & Equipment - 0.1%
	3,351,000(a)	General Cable Corp., 4.5%, 11/15/29	$3,537,399
		Total Capital Goods	$8,586,823
		HEALTH CARE EQUIPMENT & SERVICES - 0.1%
		Health Care Equipment - 0.1%
	3,855,000	Wright Medical Group, Inc., 2.0%, 2/15/20	$3,953,784
		Total Health Care Equipment & Services	$3,953,784
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†
		Pharmaceuticals - 0.0%†
	2,235,000	Jazz Investments I, Ltd., 1.875%, 8/15/21	$2,239,191
	3,000,000	Medicines Co., 2.75%, 7/15/23	2,743,125
		Total Pharmaceuticals, Biotechnology & Life Sciences	$4,982,316
		SOFTWARE & SERVICES - 0.0%†
		Application Software - 0.0%†
	3,780,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	$3,390,188
		Total Software & Services	$3,390,188
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $19,384,013)	$20,913,111
	Shares
		PREFERRED STOCKS - 0.1% of Net Assets
		DIVERSIFIED FINANCIALS - 0.0%†
		Consumer Finance - 0.0%†
	126,788(b)	GMAC Capital Trust I, 7.201% (3 Month USD LIBOR + 579 bps), 2/15/40	$3,290,149
		Total Diversified Financials	$3,290,149
		REAL ESTATE - 0.1%
		Diversified REIT - 0.1%
	3,250(c)	Firstar Realty LLC, 8.875% (144A)	$3,940,625
		Total Real Estate	$3,940,625
		TOTAL PREFERRED STOCKS
		(Cost $6,773,791)	$7,230,774
		CONVERTIBLE PREFERRED STOCKS - 1.2% of Net Assets
		BANKS - 1.2%
		Diversified Banks - 1.2%
	23,644(c)	Bank of America Corp., 7.25%	$31,186,436
	31,645(c)	Wells Fargo & Co., 7.5%	41,454,633
		Total Banks	$72,641,069
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $64,530,879)	$72,641,069
		COMMON STOCKS - 0.1% of Net Assets
		CAPITAL GOODS - 0.0%†
		Industrial Machinery - 0.0%†
	185,819(d)(e)	Liberty Tire Recycling LLC	$1,858
		Total Capital Goods	$1,858
		CONSUMER DURABLES & APPAREL - 0.0%†
		Homebuilding - 0.0%†
	1,018,282(d)	Desarrolladora Homex SAB de CV	$32,409
		Total Consumer Durables & Apparel	$32,409
		ENERGY - 0.1%
		Coal & Consumable Fuels - 0.0%†
	290(d)	Alpha Natural Resources Holdings, Inc.	$1,523
	1,880,020(d)	ANR, Inc.	22,560
	17	Contura Energy, Inc.	1,009
			$25,092
		Oil & Gas Exploration & Production - 0.1%
	9,565,478(d)(e)	Ascent CNR Corp.	$2,056,578
	19,684(d)	Frontera Energy Corp.	622,245
	301(d)	SilverBow Resources, Inc.	8,946
			$2,687,769
		Total Energy	$2,712,861
		MATERIALS - 0.0%†
		Steel - 0.0%†
	290(d)	ANR, Inc., Class C	$5,727
		Total Materials	$5,727
	Shares		Value
		RETAILING - 0.0%†
		Computer & Electronics Retail - 0.0%†
	111,548(d)(e)	Targus Cayman SubCo., Ltd.	$219,750
		Total Retailing	$219,750
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%†
		Communications Equipment - 0.0%†
	66,587(d)	Avaya Holdings Corp.	$1,168,602
		Total Technology Hardware & Equipment	$1,168,602
		TOTAL COMMON STOCKS
		(Cost $7,476,648)	$4,141,207
	Principal
	Amount
	USD ($)
		ASSET BACKED SECURITIES - 2.4% of Net Assets
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$609,506
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	617,279
	6,945,593	Applebee's Funding LLC / IHOP Funding LLC, Series 2014-1, Class A2, 4.277%, 9/5/44 (144A)	6,757,854
	575,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	597,730
	1,399,981	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class D, 4.05%, 5/20/20 (144A)	1,375,064
	749,930	Axis Equipment Finance Receivables IV LLC, Series 2016-1A, Class D, 4.67%, 3/20/22 (144A)	742,245
	1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class C, 5.33%, 12/16/24 (144A)	1,394,356
	6,520,079	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (144A)	6,533,880
	1,000,000	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	997,181
	3,070,000	Conn Funding II LP, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	3,079,647
	3,900,000	Conn Funding II LP, Series 2017-B, Class B, 4.52%, 11/15/20 (144A)	3,899,813
	5,860,750	Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2I, 3.484%, 10/25/45 (144A)	5,881,145
	1,254,406(b)	Drug Royalty II LP 2, Series 2014-1, Class A1, 4.154% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	1,265,182
	226,205	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	224,251
	1,800,000	DT Auto Owner Trust, Series 2015-1A, Class D, 4.26%, 2/15/22 (144A)	1,823,292
	1,750,000	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	1,764,490
	1,200,000	Engs Commercial Finance Trust, Series 2015-1A, Class D, 4.5%, 12/22/22 (144A)	1,193,569
	2,000,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	1,955,531
	2,500,000(f)	Finance of America Structured Securities Trust, Series 2017-HB1, Class M3, 3.624%, 11/25/27 (144A)	2,494,875
	2,000,000(f)	Finance of America Structured Securities Trust, Series 2017-HB1, Class M4, 4.477%, 11/25/27 (144A)	1,995,820
	5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	5,365,938
	1,318,289(a)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	1,320,012
	859,956(f)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	855,814
	24,681(b)	GreenPoint Home Equity Loan Trust, Series 2004-2, Class A2, 1.61% (1 Month USD LIBOR + 36 bps), 1/15/30	24,587
	3,500,000(b)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 4.932% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	3,517,744
	12,903,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	12,551,909
	4,833,092	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	4,477,164
	1,321,523	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	1,366,632
	1,500,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	1,532,776
	6,000,000	Kabbage Asset Securitization LLC, Series 2017-1, Class B, 5.794%, 3/15/22 (144A)	6,180,408
	200,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class E1, 4.47%, 7/15/22 (144A)	200,921
	2,700,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class E2, 5.99%, 9/15/24 (144A)	2,717,348
	3,606,257	Nations Equipment Finance Funding II LLC, Series 2014-1A, Class B, 3.276%, 1/20/19 (144A)	3,604,335
	3,100,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M2, 4.704%, 5/25/27 (144A)	3,136,813
	3,140,000(f)	Nationstar HECM Loan Trust, Series 2017-2A, Class M2, 3.967%, 9/25/27 (144A)	3,140,000
	1,280,533(b)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 4.552% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	1,280,789
	1,450,000	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	1,455,504
	5,570,415(a)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	5,574,377
	2,508,057	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	2,517,510
	101,015(f)	Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)	100,761
	4,383,671	Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (144A)	4,608,792
	2,960,000	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	2,982,085
	68,312(b)	Structured Asset Investment Loan Trust, Series 2006-1, Class A3, 1.752% (1 Month USD LIBOR + 20 bps), 1/25/36	68,299
	1,940,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class B, 6.56%, 4/15/21 (144A)	1,928,560
	2,400,000(b)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 3.177% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,409,461
	1,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/36 (144A)	1,481,603
	2,580,000	Tricon American Homes Trust, Series 2017-SFR2, Class E, 4.216%, 1/17/36 (144A)	2,568,788
	1,754,627(b)	Truman Capital Mortgage Loan Trust, Series 2004-1, Class M2, 3.252% (1 Month USD LIBOR + 170 bps), 1/25/34 (144A)	1,752,276
	3,411,373(a)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	3,416,430
	2,959,846	Westgate Resorts LLC, Series 2014-1A, Class B, 3.25%, 12/20/26 (144A)	2,959,061
	1,668,060	Westgate Resorts LLC, Series 2015-1A, Class A, 2.75%, 5/20/27 (144A)	1,667,287
	3,910,319	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	3,933,790
	1,164,338	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	1,164,113
	3,100,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	3,076,750
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES – (continued)
	3,500,000	WRG Debt Funding II LLC, Series 2017-1, Class B, 5.926%, 3/15/26 (144A)	$3,465,000
		TOTAL ASSET BACKED SECURITIES
		(Cost $144,163,289)	$143,606,347
		COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1% of Net Assets
	7,505,433(f)	Agate Bay Mortgage Trust, Series 2013-1, Class A1, 3.5%, 7/25/43 (144A)	$7,584,008
	6,878,073(f)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	6,939,329
	2,618,985(f)	Agate Bay Mortgage Trust, Series 2015-1, Class B4, 3.822%, 1/25/45 (144A)	2,448,096
	5,571,530(f)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	5,661,198
	2,661,264(f)	Agate Bay Mortgage Trust, Series 2015-7, Class B2, 3.764%, 10/25/45 (144A)	2,695,295
	2,950,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	3,033,140
	5,000,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	5,286,551
	4,100,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	4,407,263
	2,500,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)	2,700,222
	1,054,000(f)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,036,026
	2,500,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, 2.351% (1 Month USD LIBOR + 110 bps), 6/15/28 (144A)	2,497,055
	3,500,000	Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A4, 3.574%, 2/15/50	3,627,766
	5,000,000	BANK, Series 2017-BNK8, Class B, 3.931%, 11/15/50	5,123,831
	13,183,427	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37 (144A)	1
	3,270,249(f)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.5%, 5/28/69 (144A)	3,323,665
	7,050,000(f)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	7,339,751
	4,670,000(f)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	4,911,312
	2,950,000(f)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	3,129,450
	3,734,244(f)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.0%, 6/28/54 (144A)	3,848,414
	1,850,000(f)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.25%, 11/28/53 (144A)	1,933,508
	1,700,000+(f)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B2, 4.75%, 11/28/53 (144A)	1,797,750
	4,000,000	Caesars Palace Las Vegas Trust, Series 2017-VICI, Class C, 4.138%, 10/15/34 (144A)	4,108,671
	1,500,000(f)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.488%, 4/10/29 (144A)	1,506,844
	2,500,000(f)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.488%, 4/10/29 (144A)	2,427,748
	2,347,448(f)	Chase Mortgage Trust, Series 2016-1, Class M3, 3.75%, 4/25/45 (144A)	2,346,273
	1,068,834(b)	CIM Trust, Series 2015-4AG, Class A1, 3.361% (1 Month USD LIBOR + 200 bps), 10/25/57 (144A)	1,079,317
	4,181,115	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	4,214,110
	1,450,000	Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 4.509%, 9/10/31 (144A)	1,446,025
	2,317,722(f)	Citigroup Mortgage Loan Trust, Series 2013-J1, Class B4, 3.533%, 10/25/43 (144A)	2,262,243
	4,754,615	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	4,766,449
	4,000,000(a)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	4,161,002
	1,450,000(b)	Colony American Homes, Series 2014-1A, Class D, 3.627% (1 Month USD LIBOR + 215 bps), 5/17/31 (144A)	1,455,002
	721,664(b)	Colony American Homes, Series 2014-2A, Class E, 4.677% (1 Month USD LIBOR + 320 bps), 7/17/31 (144A)	725,214
	1,900,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	1,970,399
	3,421,622	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	3,429,585
	2,531,000(f)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.167%, 8/10/50 (144A)	2,657,185
	8,000,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	8,057,215
	3,161,098(b)	COMM Mortgage Trust, Series 2014-FL4, Class C, 3.41% (1 Month USD LIBOR + 195 bps), 7/13/31 (144A)	3,193,219
	2,200,000(b)	COMM Mortgage Trust, Series 2014-FL4, Class SOF1, 4.71% (1 Month USD LIBOR + 325 bps), 3/13/27 (144A)	2,169,883
	7,000,000	COMM Mortgage Trust, Series 2015-CR26, Class A4, 3.63%, 10/10/48	7,288,305
	9,000,000(f)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	8,898,366
	1,000,000(f)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.546%, 8/10/48	1,059,999
	5,600,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	5,609,513
	5,150,000(f)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.584%, 11/15/48	4,661,674
	3,000,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	2,991,011
	1,711,692(f)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.451%, 6/25/33	1,354,722
	5,174,000(f)	CSMC Trust, Series 2013-6, Class B3, 3.302%, 8/25/43 (144A)	4,971,024
	3,046,061(f)	CSMC Trust, Series 2013-7, Class B4, 3.578%, 8/25/43 (144A)	2,886,490
	2,547,725(f)	CSMC Trust, Series 2013-IVR1, Class B4, 3.462%, 3/25/43 (144A)	2,489,609
	2,861,045(f)	CSMC Trust, Series 2013-IVR4, Class B4, 3.479%, 7/25/43 (144A)	2,775,559
	2,716,046(f)	CSMC Trust, Series 2014-IVR2, Class B4, 3.806%, 4/25/44 (144A)	2,649,239
	4,288,536(f)	CSMC Trust, Series 2014-OAK1, Class B4, 3.731%, 11/25/44 (144A)	4,177,949
	2,492,114(f)	CSMC Trust, Series 2014-WIN1, Class B4, 3.925%, 9/25/44 (144A)	2,482,836
	2,697,927(f)	CSMC Trust, Series 2015-2, Class A15, 3.5%, 2/25/45 (144A)	2,737,348
	2,612,432(f)	CSMC Trust, Series 2015-2, Class B3, 3.933%, 2/25/45 (144A)	2,578,292
	4,018,396(f)	CSMC Trust, Series 2015-2, Class B4, 3.933%, 2/25/45 (144A)	3,773,322
	2,114,585(f)	CSMC Trust, Series 2015-3, Class B4, 3.936%, 3/25/45 (144A)	1,985,883
	2,076,053(f)	CSMC Trust, Series 2015-WIN1, Class A6, 3.5%, 12/25/44 (144A)	2,104,274
	4,055,440(f)	CSMC Trust, Series 2015-WIN1, Class B4, 3.865%, 12/25/44 (144A)	3,969,542
	11,012,802(f)	CSMC Trust, Series 2017-HL1, Class A1, 3.5%, 6/25/47 (144A)	11,139,284
	9,800,453(f)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	9,876,103
	845,625(f)	CSMC Trust, Series 2015-1, Class B4, 3.941%, 1/25/45 (144A)	837,697
	2,858,209(f)	CSMLT Trust, Series 2015-1, Class B4, 3.875%, 5/25/45 (144A)	2,785,566
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	8,509,389(f)	CSMLT Trust, Series 2015-2, Class A7, 3.5%, 8/25/45 (144A)	$8,648,998
	2,628,952(f)	CSMLT Trust, Series 2015-2, Class B4, 3.91%, 8/25/45 (144A)	2,210,645
	2,000,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 9/10/49	1,971,927
	5,065,854(f)	EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.5%, 3/25/43 (144A)	4,980,368
	1,403,620	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	1,479,084
	14,216,768(f)	Flagstar Mortgage Trust, Series 2017-1, Class 1A3, 3.5%, 3/25/47 (144A)	14,383,375
	8,918,840(f)	Flagstar Mortgage Trust, Series 2017-2, Class A13, 3.5%, 10/25/47 (144A)	8,920,281
	3,100,000(f)	Freddie Mac Whole Loan Securities Trust, Series 2017-SC01, Class M2, 3.596%, 12/25/46 (144A)	2,950,812
	2,847,950	Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.5%, 5/25/47	2,856,403
	4,160,000(f)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.206%, 9/25/45 (144A)	4,419,909
	5,000,000(f)	FREMF Mortgage Trust, Series 2012-K709, Class B, 3.741%, 4/25/45 (144A)	5,073,198
	3,661,000(f)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.812%, 6/25/47 (144A)	3,719,665
	4,536,000(f)	FREMF Mortgage Trust, Series 2015-K45, Class C, 3.591%, 4/25/48 (144A)	4,347,914
	2,000,000(f)	FREMF Mortgage Trust, Series 2016-K52, Class B, 3.922%, 1/25/49 (144A)	2,051,583
	4,098,107(b)	FRESB Mortgage Trust, Series 2017-SB39, Class A5H, 2.63% (1 Month USD LIBOR + 261 bps), 8/25/37	4,083,505
	3,000,000(b)	FRESB Mortgage Trust, Series 2017-SB43, Class A5H, 2.79% (1 Month USD LIBOR + 274 bps), 10/25/37	3,004,443
	222,962	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	90,367
	2,058,753	Global Mortgage Securitization, Ltd., Series 2005-A, Class B1, 5.25%, 4/25/32 (144A)	2,032,962
	998,985	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	806,680
	4,414,758	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	4,687,714
	3,591,958	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	3,615,063
	4,500,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	4,561,713
	1,850,000(b)	Home Partners of America Trust, Series 2016-1, Class F, 7.06% (1 Month USD LIBOR + 560 bps), 3/17/33 (144A)	1,874,124
	2,500,000(b)	Home Partners of America Trust, Series 2016-2, Class E, 5.24% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	2,571,724
	1,700,000(b)	Home Partners of America Trust, Series 2017-1, Class E, 4.185% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,724,799
	3,700,000(b)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 4.794% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	3,713,881
	10,144,736(f)	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.173%, 5/15/48 (144A)	10,304,028
	410,699(f)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class B, 5.129%, 10/15/42	409,737
	4,267,329	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	4,469,845
	6,085,146(f)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	6,240,419
	2,274,346(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 2.827% (1 Month USD LIBOR + 135 bps), 7/15/31 (144A)	2,284,623
	3,335,439(f)	JP Morgan Mortgage Trust, Series 2013-2, Class A2, 3.5%, 5/25/43 (144A)	3,389,209
	2,414,929(f)	JP Morgan Mortgage Trust, Series 2013-3, Class B3, 3.409%, 7/25/43 (144A)	2,316,422
	1,092,156(f)	JP Morgan Mortgage Trust, Series 2014-1, Class 1A18, 4.0%, 1/25/44 (144A)	1,120,653
	2,722,655(f)	JP Morgan Mortgage Trust, Series 2014-1, Class 2A12, 3.5%, 1/25/44 (144A)	2,754,561
	3,583,525(f)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.744%, 1/25/44 (144A)	3,411,903
	1,889,234(f)	JP Morgan Mortgage Trust, Series 2014-2, Class B3, 3.427%, 6/25/29 (144A)	1,882,561
	1,215,000(f)	JP Morgan Mortgage Trust, Series 2014-2, Class B4, 3.427%, 6/25/29 (144A)	1,179,689
	2,181,245(f)	JP Morgan Mortgage Trust, Series 2014-5, Class B3, 3.0%, 10/25/29 (144A)	2,049,313
	2,421,164(f)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class AM, 2.997%, 9/25/44 (144A)	2,430,948
	1,888,666(f)	JP Morgan Mortgage Trust, Series 2015-4, Class 1A4, 3.5%, 6/25/45 (144A)	1,917,881
	13,493,880(f)	JP Morgan Mortgage Trust, Series 2015-4, Class AM, 3.0%, 6/25/45 (144A)	13,233,457
	2,908,333(f)	JP Morgan Mortgage Trust, Series 2016-2, Class B1, 2.687%, 6/25/46 (144A)	2,863,277
	2,002,290(f)	JP Morgan Mortgage Trust, Series 2016-2, Class B2, 2.687%, 6/25/46 (144A)	1,942,913
	2,365,929(f)	JP Morgan Mortgage Trust, Series 2016-2, Class B3, 2.687%, 6/25/46 (144A)	2,266,282
	11,408,015(f)	JP Morgan Mortgage Trust, Series 2016-3, Class 1A1, 3.5%, 10/25/46 (144A)	11,555,418
	1,751,175(f)	JP Morgan Mortgage Trust, Series 2016-3, Class AM, 3.372%, 10/25/46 (144A)	1,755,752
	7,212,376(f)	JP Morgan Mortgage Trust, Series 2016-5, Class AM, 2.605%, 12/25/46 (144A)	7,147,948
	9,318,966(f)	JP Morgan Mortgage Trust, Series 2017-1, Class A2, 3.5%, 1/25/47 (144A)	9,439,823
	3,270,000(f)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	3,312,403
	9,783,523(f)	JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.5%, 1/25/47 (144A)	9,833,763
	6,072,750(f)	JP Morgan Mortgage Trust, Series 2017-2, Class A3, 3.5%, 5/25/47 (144A)	6,147,573
	5,430,207(f)	JP Morgan Mortgage Trust, Series 2017-2, Class B1, 3.752%, 5/25/47 (144A)	5,422,106
	14,069,637(f)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	14,131,279
	13,569,413(f)	JP Morgan Mortgage Trust, Series 2017-4, Class A3, 3.5%, 11/25/48 (144A)	13,736,914
	15,177,030(f)	JP Morgan Mortgage Trust, Series 2017-4, Class A13, 3.5%, 11/25/48 (144A)	15,171,645
	11,245,113(f)	JP Morgan Mortgage Trust, Series 2017-5, Class A1, 3.188%, 10/26/48 (144A)	11,338,869
	3,996,442(f)	JP Morgan Mortgage Trust, Series 2017-5, Class A2, 3.188%, 10/26/48 (144A)	3,975,613
	5,090,000(f)	JP Morgan Mortgage Trust, Series 2017-5, Class B3, 3.188%, 10/26/48 (144A)	4,812,391
	14,250,000(f)	JP Morgan Mortgage Trust, Series 2017-6, Class A3, 3.5%, 12/25/48 (144A)	14,450,270
	6,200,000(f)	JP Morgan Mortgage Trust, Series 2017-6, Class A13, 3.5%, 12/25/48 (144A)	6,226,858
	3,246,703(f)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 1.995%, 5/25/33 (144A)	3,174,240
	2,186,302(f)	JP Morgan Trust, Series 2015-3, Class B4, 3.686%, 5/25/45 (144A)	2,080,403
	1,900,000(f)	JP Morgan Trust, Series 2015-5, Class B4, 2.864%, 5/25/45 (144A)	1,814,480
	7,251,847(f)	JP Morgan Trust, Series 2015-6, Class A13, 3.5%, 10/25/45 (144A)	7,309,071
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	2,800,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	$2,934,501
	8,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48	8,404,111
	5,000,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	5,012,127
	1,839,627	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,842,302
	902,329(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.25% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	927,989
	94,753(b)	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class 1A, 1.772% (1 Month USD LIBOR + 22 bps), 4/25/31 (144A)	94,150
	8,410,000(f)	LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.113%, 4/20/48 (144A)	8,311,918
	7,692,707(f)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	7,726,731
	8,569,000(f)	Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.25%, 7/25/59 (144A)	8,125,520
	3,125,000(f)	Mill City Mortgage Loan Trust, Series 2017-3, Class M1, 3.25%, 1/25/61 (144A)	3,127,537
	4,765,000(f)	Mill City Mortgage Loan Trust, Series 2017-3, Class M2, 3.25%, 1/25/61 (144A)	4,616,412
	3,337,000(f)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 4.823%, 2/15/47	3,528,017
	3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	3,494,640
	3,000,000(b)	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class C, 3.677% (1 Month USD LIBOR + 220 bps), 8/14/31 (144A)	3,012,451
	4,200,000(f)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class D, 3.0%, 11/15/49 (144A)	3,368,925
	4,100,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	3,310,037
	2,564,000(f)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 2.962%, 6/25/44 (144A)	2,480,552
	7,131,425(f)	New Residential Mortgage Loan Trust, Series 2017-2A, Class A4, 4.0%, 3/25/57 (144A)	7,333,264
	4,457,762(f)	NRP Mortgage Trust, Series 2013-1, Class B4, 3.313%, 7/25/43 (144A)	4,230,828
	2,004,000(f)	Oaks Mortgage Trust, Series 2015-1, Class B4, 3.832%, 4/25/46 (144A)	1,873,376
	1,569,307(f)	Oaks Mortgage Trust, Series 2015-2, Class B3, 3.888%, 10/25/45 (144A)	1,458,862
	9,295,302(f)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	9,471,044
	2,500,000	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 6/12/32 (144A)	2,505,513
	1,550,000(b)	Progress Residential Trust, Series 2016-SFR1, Class F, 6.46% (1 Month USD LIBOR + 500 bps), 9/17/33 (144A)	1,604,902
	700,000	Progress Residential Trust, Series 2017-SFR1, Class C, 3.316%, 8/17/34 (144A)	694,049
	2,600,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,610,486
	55,367	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	55,259
	3,123,281(b)	RESI Finance LP, Series 2003-C, Class B3, 2.832% (1 Month USD LIBOR + 140 bps), 9/10/35 (144A)	2,812,727
	11,992,079	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.0%, 7/25/56	11,771,762
	4,212,195(f)	Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/43	3,978,551
	7,672,003(f)	Sequoia Mortgage Trust, Series 2013-3, Class A1, 2.0%, 3/25/43	7,323,417
	1,801,892(f)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	1,750,538
	6,039,246(f)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	5,869,392
	5,937,230(f)	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.5%, 5/25/43 (144A)	5,766,535
	14,957,289(f)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	14,894,767
	5,547,851(f)	Sequoia Mortgage Trust, Series 2012-6, Class A1, 2.5%, 12/25/42	5,487,152
	11,805,810(f)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	11,557,711
	4,535,942(f)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	4,411,657
	6,218,545(f)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	6,202,999
	5,090,699(f)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	5,067,134
	1,468,874(f)	Sequoia Mortgage Trust, Series 2013-8, Class A2, 2.25%, 6/25/43	1,408,398
	7,841,718	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.5%, 7/25/43 (144A)	8,004,677
	3,813,858	Sequoia Mortgage Trust, Series 2013-9, Class B1, 3.5%, 7/25/43 (144A)	3,752,046
	4,833,032	Sequoia Mortgage Trust, Series 2013-9, Class B2, 3.5%, 7/25/43 (144A)	4,702,058
	5,067,356(f)	Sequoia Mortgage Trust, Series 2014-1, Class 2A5, 4.0%, 4/25/44 (144A)	5,197,911
	4,398,463(f)	Sequoia Mortgage Trust, Series 2014-3, Class B2, 3.932%, 10/25/44 (144A)	4,262,119
	3,344,742(f)	Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.5%, 5/25/45 (144A)	3,398,659
	9,264,129(f)	Sequoia Mortgage Trust, Series 2015-3, Class A1, 3.5%, 7/25/45 (144A)	9,393,687
	7,051,376(f)	Sequoia Mortgage Trust, Series 2017-1, Class A1, 3.5%, 2/25/47 (144A)	7,160,108
	3,784,954(f)	Sequoia Mortgage Trust, Series 2017-2, Class A1, 3.5%, 3/25/47 (144A)	3,870,945
	7,513,135(f)	Sequoia Mortgage Trust, Series 2017-2, Class A19, 3.5%, 3/25/47 (144A)	7,554,224
	3,810,745(f)	Sequoia Mortgage Trust, Series 2017-3, Class A19, 3.5%, 4/25/47 (144A)	3,830,699
	3,441,430(f)	Sequoia Mortgage Trust, Series 2017-3, Class B1, 3.823%, 4/25/47 (144A)	3,526,903
	2,732,882(f)	Sequoia Mortgage Trust, Series 2017-4, Class A1, 3.5%, 7/25/47 (144A)	2,778,500
	3,461,982(f)	Sequoia Mortgage Trust, Series 2017-4, Class B1, 3.969%, 7/25/47 (144A)	3,524,593
	2,491,406(f)	SGR Residential Mortgage Trust, Series 2016-1, Class A1, 3.75%, 11/25/46 (144A)	2,532,924
	7,428,569(f)	Shellpoint Co-Originator Trust, Series 2016-1, Class 1A1, 3.5%, 11/25/46 (144A)	7,541,160
	9,804,900(f)	Shellpoint Co-Originator Trust, Series 2017-1, Class A19, 3.5%, 4/25/47 (144A)	9,856,243
	8,869,470	Toro Mortgage Funding Trust, Series 2017-RJ1, 4.0%, 4/25/74 (144A)	9,069,033
	9,702,000(f)	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.0%, 3/25/54 (144A)	9,852,518
	9,375,000(f)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	9,734,060
	5,600,000(f)	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.0%, 8/25/55 (144A)	5,491,482
	1,900,000(f)	Towd Point Mortgage Trust, Series 2016-4, Class A2, 3.0%, 7/25/56 (144A)	1,906,583
	8,200,000(f)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	8,412,216
	13,830,000(f)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	14,075,914
	15,340,000(f)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	15,553,976
	5,000,000(f)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	4,959,861
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	9,785,000(f)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	$9,637,347
	2,274,000(f)	Velocity Commercial Capital Loan Trust, Series 2015-1, Class M2, 5.88%, 6/25/45 (144A)	2,300,954
	3,525,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	3,550,835
	7,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	7,199,249
	4,700,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374%, 12/15/59	4,791,825
	860,826(f)	WinWater Mortgage Loan Trust, Series 2015-1, Class B4, 3.915%, 1/20/45 (144A)	814,161
	5,193,156(f)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	5,205,937
	10,317,808(f)	WinWater Mortgage Loan Trust, Series 2015-4, Class A3, 3.5%, 6/20/45 (144A)	10,409,698
	1,623,739(f)	WinWater Mortgage Loan Trust, Series 2015-4, Class B4, 3.762%, 6/20/45 (144A)	1,588,025
	3,683,790(f)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	3,726,960
	4,370,759(f)	WinWater Mortgage Loan Trust, Series 2016-1, Class B3, 3.869%, 1/20/46 (144A)	4,387,981
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $962,658,540)	$961,483,613
		CORPORATE BONDS - 38.9% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.6%
		Automobile Manufacturers - 0.6%
	15,325,000	Ford Motor Co., 4.346%, 12/8/26	$15,977,589
	15,110,000	General Motors Co., 6.6%, 4/1/36	18,409,844
		Total Automobiles & Components	$34,387,433
		BANKS - 5.2%
		Diversified Banks - 4.4%
INR	267,250,000	Asian Development Bank, 5.9%, 12/20/22	$4,125,463
INR	575,360,000	Asian Development Bank, 6.2%, 10/6/26	8,875,261
INR	458,660,000	Asian Development Bank, 6.45%, 8/8/21	7,267,067
	8,110,000	Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)	8,508,424
	8,210,000(f)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	9,215,725
ARS	78,000,000(b)	Banco de la Ciudad de Buenos Aires, 29.5% (Argentine Deposit Rate Badlar Private Banks 30 -	4,244,755
		35 Days + 399 bps), 12/5/22
	2,915,000(f)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	2,915,000
	5,000,000	Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)	5,024,800
	2,860,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,967,250
	8,615,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	9,160,157
	8,700,000	Barclays Plc, 4.375%, 1/12/26	9,049,914
	1,250,000	BBVA Bancomer SA, 4.375%, 4/10/24 (144A)	1,303,125
	593,500(f)	BBVA Bancomer SA, 5.35% (5 Year CMT Index + 300 bps), 11/12/29 (144A)	590,532
	11,650,000	BBVA Bancomer SA, 6.5%, 3/10/21 (144A)	12,683,937
	15,904,000(c)(f)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	17,494,400
	11,400,000	BPCE SA, 4.875%, 4/1/26 (144A)	12,209,579
	4,150,000	Cooperatieve Rabobank UA, 3.75%, 7/21/26	4,204,101
	24,000,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	24,756,947
	4,812,000(c)(f)	Danske Bank AS, 6.125% (7 Year USD Swap Rate + 390 bps)	5,127,186
	3,895,000	Finansbank AS, 4.875%, 5/19/22 (144A)	3,822,405
	14,374,000(c)(f)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	15,595,790
	14,400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	15,205,030
EUR	1,395,000(c)(f)	Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)	1,838,746
	11,800,000	Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)	12,426,130
	17,800,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	18,678,026
	3,000,000(f)	Oversea-Chinese Banking Corp., Ltd., 4.0% (5 Year USD Swap Rate + 220 bps), 10/15/24 (144A)	3,052,478
	14,375,000(c)(f)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	16,189,844
	4,725,000(c)(f)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	5,120,955
	13,752,000	Standard Chartered Plc, 3.95%, 1/11/23 (144A)	13,878,990
	3,000,000(f)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	2,994,078
	6,000,000	Turkiye Is Bankasi, 6.125%, 4/25/24 (144A)	6,049,260
			$264,575,355
		Regional Banks - 0.4%
	6,843,000	Banco Internacional del Peru SAA, 5.75%, 10/7/20 (144A)	$7,356,225
	15,500,000	SunTrust Bank, 2.45%, 8/1/22	15,283,741
	660,000(c)(f)	Wachovia Capital Trust III, 5.57% (3 Month USD LIBOR + 93 bps)	664,950
			$23,304,916
		Thrifts & Mortgage Finance - 0.4%
	10,500,000	Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	$11,235,000
	9,055,000	Nationwide Building Society, 4.0%, 9/14/26 (144A)	9,154,202
	3,075,000(f)	Nationwide Building Society, 4.125% (5 Year USD ICE Swap Rate + 185 bps), 10/18/32 (144A)	3,076,040
	2,200,000	Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)	2,390,379
			$25,855,621
		Total Banks	$313,735,892
		CAPITAL GOODS - 1.3%
		Aerospace & Defense - 0.5%
	5,025,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$5,427,000
	2,888,000	Leonardo US Holdings, Inc., 6.25%, 1/15/40 (144A)	3,350,080
	15,170,000	Rockwell Collins, Inc., 3.2%, 3/15/24	15,286,311
	Principal
	Amount
	USD ($)		Value
		Aerospace & Defense – (continued)
EUR	1,850,000	TA MFG., Ltd., 3.625%, 4/15/23 (144A)	$2,261,766
			$26,325,157
		Building Products - 0.6%
	10,275,000	Masco Corp., 4.375%, 4/1/26	$10,845,263
	9,445,000	Owens Corning, 3.4%, 8/15/26	9,270,617
	5,975,000	Owens Corning, 4.2%, 12/1/24	6,259,832
	9,250,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	9,669,025
			$36,044,737
		Construction & Farm Machinery & Heavy Trucks - 0.0%†
	1,950,000	Meritor, Inc., 6.25%, 2/15/24	$2,052,375
		Trading Companies & Distributors - 0.2%
	3,040,000	Fly Leasing, Ltd., 5.25%, 10/15/24	$3,040,000
	4,600,000	United Rentals North America, Inc., 4.625%, 10/15/25	4,634,500
	4,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	4,623,000
			$12,297,500
		Total Capital Goods	$76,719,769
		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
		Security & Alarm Services - 0.1%
	3,800,000	Brink's Co., 4.625%, 10/15/27 (144A)	$3,724,000
		Total Commercial & Professional Services	$3,724,000

		COMMERCIAL SERVICES & SUPPLIES - 0.2%
		Research & Consulting Services - 0.2%
	9,412,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$10,965,885
		Total Commercial Services & Supplies	$10,965,885
		CONSUMER DURABLES & APPAREL - 0.5%
		Homebuilding - 0.4%
	5,230,000	CalAtlantic Group, Inc., 5.375%, 10/1/22	$5,609,175
	5,985,000	KB Home, 7.625%, 5/15/23	6,852,825
	1,500,000	KB Home, 8.0%, 3/15/20	1,642,500
	4,765,000	Lennar Corp., 4.75%, 11/29/27 (144A)	4,906,997
	2,685,000	Meritage Homes Corp., 7.0%, 4/1/22	3,020,625
	3,270,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	3,417,150
			$25,449,272
		Housewares & Specialties - 0.1%
	3,274,000	Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)	$3,552,290
		Total Consumer Durables & Apparel	$29,001,562
		CONSUMER SERVICES - 0.4%
		Casinos & Gaming - 0.3%
	6,426,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	$7,181,055
	31,504(g)(h)	Mashantucket Western Pequot Tribe, 6.5% (6.5% PIK cash), 7/1/36	158
	8,470,000	Scientific Games International, Inc., 10.0%, 12/1/22	9,295,825
			$16,477,038
		Education Services - 0.1%
	4,025,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$5,557,631
		Specialized Consumer Services - 0.0%†
	3,269,000	Ashtead Capital, Inc., 4.375%, 8/15/27 (144A)	$3,318,035
		Total Consumer Services	$25,352,704
		DIVERSIFIED FINANCIALS - 4.4%
		Asset Management & Custody Banks - 0.4%
	7,925,000	Blackstone Holdings Finance Co., LLC, 5.0%, 6/15/44 (144A)	$9,164,501
	5,320,000	Blackstone Holdings Finance Co., LLC, 6.25%, 8/15/42 (144A)	6,969,534
	8,400,000	Legg Mason, Inc., 4.75%, 3/15/26	9,000,345
			$25,134,380
		Consumer Finance - 0.9%
	2,795,000	Ally Financial, Inc., 4.625%, 3/30/25	$2,934,750
	5,613,000	Ally Financial, Inc., 5.75%, 11/20/25	6,118,170
INR	1,928,540,000	International Finance Corp., 6.3%, 11/25/24	30,266,417
INR	1,040,880,000	International Finance Corp., 8.25%, 6/10/21	17,360,897
			$56,680,234
		Diversified Capital Markets - 0.6%
	6,400,000(f)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	$6,912,000
	6,727,000(c)(f)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	7,362,702
	7,750,000	Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)	8,494,412
	10,646,000(c)(f)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	11,580,719
			$34,349,833
		Investment Banking & Brokerage - 0.9%
	4,365,000	E*TRADE Financial Corp., 2.95%, 8/24/22	$4,328,152
	10,027,000(f)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	9,986,598
	13,200,000	Morgan Stanley, 4.1%, 5/22/23	13,752,303
	4,400,000	Morgan Stanley, 4.875%, 11/1/22	4,738,017
	Principal
	Amount
	USD ($)		Value
		Investment Banking & Brokerage – (continued)
	16,775,000	UBS AG, 7.625%, 8/17/22	$19,596,555
			$52,401,625
		Multi-Sector Holdings - 0.2%
	11,820,000	IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)	$12,978,029
		Other Diversified Financial Services - 0.7%
INR	243,100,000	European Bank for Reconstruction & Development, 6.0%, 5/4/20	$3,813,407
IDR	187,200,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	14,031,549
	6,250,000(a)(e)	Fixed Income Trust Series 2013-A, 10/15/97 (144A)	7,072,893
NZD	15,300,000	JPMorgan Chase & Co., 4.25%, 11/2/18	11,003,367
	5,351,000(e)(f)	Tiers Trust, 7.697%, 10/15/97 (144A)	7,447,777
			$43,368,993
		Specialized Finance - 0.7%
	3,200,000	Aviation Capital Group LLC, 4.625%, 1/31/18 (144A)	$3,206,496
	3,245,000	B3 SA - Brasil Bolsa Balcao, 5.5%, 7/16/20 (144A)	3,369,932
	12,855,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	13,914,877
	1,000,000	Fly Leasing, Ltd., 6.375%, 10/15/21	1,042,500
	14,675,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	14,609,446
	4,695,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	4,741,950
			$40,885,201
		Total Diversified Financials	$265,798,295
		ENERGY - 5.8%
		Integrated Oil & Gas - 0.6%
	5,020,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	$5,204,626
	3,160,000	Petrobras Global Finance BV, 7.375%, 1/17/27	3,479,160
	16,555,000	Petroleos Mexicanos, 3.5%, 1/30/23	16,207,345
	3,540,000	Petroleos Mexicanos, 6.5%, 3/13/27 (144A)	3,869,220
MXN	14,965,000	Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	676,968
	4,020,000	YPF SA, 6.95%, 7/21/27 (144A)	4,267,230
ARS	22,175,000	YPF SA, 16.5%, 5/9/22 (144A)	1,122,063
			$34,826,612
		Oil & Gas Drilling - 0.2%
	15,897,000	Rowan Cos., Inc., 5.85%, 1/15/44	$12,399,660
		Oil & Gas Exploration & Production - 0.9%
	5,785,000	Antero Resources Corp., 5.125%, 12/1/22	$5,900,700
	2,350,000	Antero Resources Corp., 5.625%, 6/1/23	2,444,000
	10,579,000	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	13,210,976
	4,536,000	Canadian Natural Resources, Ltd., 6.75%, 2/1/39	5,840,253
	8,696,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	8,891,660
	1,075,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	1,061,563
	6,125,000	Newfield Exploration Co., 5.625%, 7/1/24	6,584,375
	2,860,000	Noble Energy, Inc., 5.625%, 5/1/21	2,937,748
	4,815,000	Sanchez Energy Corp., 6.125%, 1/15/23	4,068,675
	1,025,000	Sanchez Energy Corp., 7.75%, 6/15/21	963,500
	2,135,000	SM Energy Co., 6.125%, 11/15/22	2,175,031
	1,325,000	SM Energy Co., 6.5%, 1/1/23	1,351,500
			$55,429,981
		Oil & Gas Refining & Marketing - 0.5%
	9,480,000	Andeavor, 5.375%, 10/1/22	$9,788,100
	7,108,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	7,072,460
	10,067,000	Valero Energy Corp., 6.625%, 6/15/37	13,267,439
			$30,127,999
		Oil & Gas Storage & Transportation - 3.6%
	10,973,000	Boardwalk Pipelines LP, 4.95%, 12/15/24	$11,755,283
	7,115,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	7,239,512
	4,290,000	DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	4,638,562
	8,470,000	Enable Midstream Partners LP, 3.9%, 5/15/24	8,521,349
	7,140,000	Enable Midstream Partners LP, 4.4%, 3/15/27	7,260,424
	1,075,000	Energy Transfer Equity LP, 5.5%, 6/1/27	1,096,500
	5,845,000	Energy Transfer Equity LP, 5.875%, 1/15/24	6,151,862
	3,683,000(f)	Enterprise Products Operating LLC, 5.084% (3 Month USD LIBOR + 371 bps), 8/1/66	3,683,000
	14,573,000	Kinder Morgan, Inc., 5.05%, 2/15/46	15,125,847
	13,855,000	Kinder Morgan, Inc., 5.55%, 6/1/45	15,162,830
	2,400,000	MPLX LP, 4.125%, 3/1/27	2,458,172
	17,410,000	MPLX LP, 4.875%, 12/1/24	18,766,231
	9,425,000	ONEOK, Inc., 6.875%, 9/30/28	11,257,851
	4,010,000	ONEOK, Inc., 7.5%, 9/1/23	4,772,181
	14,850,000	Phillips 66 Partners LP, 3.75%, 3/1/28	14,856,783
	17,750,000	Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	18,291,225
	7,260,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	7,790,533
	2,670,000	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	2,862,395
	3,400,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	3,750,230
	2,140,000	Spectra Energy Capital LLC, 6.75%, 7/15/18	2,188,298
	6,000,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	6,040,519
	3,715,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	3,956,959
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Storage & Transportation - (continued)
	9,220,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	$9,277,625
	3,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	3,192,000
	8,175,000	Williams Cos., Inc., 7.5%, 1/15/31	9,993,938
	8,690,000	Williams Cos., Inc., 7.75%, 6/15/31	10,710,425
	5,660,000	Williams Partners LP, 5.1%, 9/15/45	6,224,705
			$217,025,239
		Total Energy	$349,809,491
		FOOD & STAPLES RETAILING - 0.3%
		Drug Retail - 0.1%
	4,994,401	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$5,615,574
	853,660	CVS Pass-Through Trust, 6.036%, 12/10/28	949,003
			$6,564,577
		Food Retail - 0.2%
	8,975,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$8,966,690
		Total Food & Staples Retailing	$15,531,267
		FOOD, BEVERAGE & TOBACCO - 1.0%
		Packaged Foods & Meats - 0.6%
	620,000(g)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	$687,425
	2,350,000	JBS Investments GmbH, 7.75%, 10/28/20 (144A)	2,397,000
	4,650,000	JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20 (144A)	4,663,950
	12,750,000	Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)	13,119,750
	873,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	910,102
	9,208,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	8,959,384
	3,325,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	3,416,438
	3,150,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	3,108,210
			$37,262,259
		Tobacco - 0.4%
	4,420,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$4,629,950
	4,150,000	Alliance One International, Inc., 9.875%, 7/15/21	3,818,000
	13,728,000	Reynolds American, Inc., 4.45%, 6/12/25	14,637,418
			$23,085,368
		Total Food, Beverage & Tobacco	$60,347,627
		HEALTH CARE EQUIPMENT & SERVICES - 1.8%
		Health Care Distributors - 0.4%
	11,320,000	AmerisourceBergen Corp., 3.45%, 12/15/27	$11,225,802
	10,371,000	Cardinal Health, Inc., 3.079%, 6/15/24	10,209,338
			$21,435,140
		Health Care Facilities - 0.4%
	9,405,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	$5,407,875
	2,675,000	HCA, Inc., 5.875%, 5/1/23	2,855,562
	3,785,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	3,841,775
	4,810,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	5,211,395
	4,215,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	4,446,825
			$21,763,432
		Health Care Services - 0.1%
	2,400,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	$2,442,000
	5,346,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	5,346,000
			$7,788,000
		Health Care Technology - 0.1%
EUR	6,700,000	Quintiles IMS, Inc., 2.875%, 9/15/25 (144A)	$8,103,027
		Managed Health Care - 0.8%
	14,875,000	Anthem, Inc., 3.35%, 12/1/24	$15,091,024
	3,670,000	Centene Corp., 4.75%, 5/15/22	3,807,625
	5,850,000	Centene Corp., 5.625%, 2/15/21	6,010,875
	3,905,000	Centene Corp., 6.125%, 2/15/24	4,129,537
	4,920,000	Humana, Inc., 3.95%, 3/15/27	5,094,092
	11,675,000	Molina Healthcare, Inc., 5.375%, 11/15/22	12,171,187
			$46,304,340
		Total Health Care Equipment & Services	$105,393,939
		HOUSEHOLD & PERSONAL PRODUCTS - 0.0%†
		Personal Products - 0.0%†
	260,000	Revlon Consumer Products Corp., 5.75%, 2/15/21	$196,300
		Total Household & Personal Products	$196,300
		INSURANCE - 5.8%
		Insurance Brokers - 0.3%
	13,900,000	Brown & Brown, Inc., 4.2%, 9/15/24	$14,570,888
		Life & Health Insurance - 0.3%
	4,800,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	$4,731,444
	5,000,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	5,287,705
	5,285,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	6,045,384
	872,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	1,231,998
			$17,296,531
	Principal
	Amount
	USD ($)		Value
		Multi-line Insurance - 0.6%
	10,060,000	AXA SA, 8.6%, 12/15/30	$14,473,825
	11,050,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	16,195,012
	3,800,000	Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)	4,912,071
			$35,580,908
		Property & Casualty Insurance - 0.4%
	2,500,000(b)	Citrus Re, Ltd., 6.543% (3 Month Treasury Bill + 516 bps), 4/9/18 (144A)	$2,517,750
	750,000(b)	Citrus Re, Ltd., 8.337% (3 Month Treasury Bill + 690 bps), 4/9/18 (144A)	759,000
	10,110,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	11,137,778
	11,760,000(f)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	11,792,928
			$26,207,456
		Reinsurance - 4.2%
	1,800,000+(i)(j)	Ailsa 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	$1,790,196
	2,400,000(b)	Alamo Re, Ltd., 5.133% (3 Month Treasury Bill + 375 bps), 6/8/20 (144A) (Cat Bond)	2,421,600
	1,700,000(b)	Alamo Re, Ltd., 6.193% (3 Month Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	1,706,970
	2,133,500+(i)(j)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/18	103,688
	1,904,000+(i)(j)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/31/18	248,472
	3,605,000+(i)(j)	Berwick 2016-1 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18	171,237
	2,753,000+(i)(j)	Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	82,590
	3,605,000+(i)(j)	Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	3,617,086
	1,750,000+(i)(j)	Blue Lotus Re, Ltd., Variable Rate Notes, 12/31/21	1,750,000
	10,280,000+(i)(j)	Carnoustie 2016-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	1,112,296
	10,188,000+(i)(j)	Carnoustie 2017-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	9,169,200
	11,480,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	234,192
	1,800,000+(b)	Casablanca Re, Ltd., 5.008% (6 Month USD LIBOR + 375 bps), 6/4/20 (Cat Bond)	1,800,720
	2,800,000+(i)(j)	Castle Stuart Housing Association Re, Ltd., Variable Rate Notes, 12/1/21	2,800,000
	5,977+(i)(j)	Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A)	373,251
	6,200,000+(i)(j)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	5,977,420
	3,100,000+(i)(j)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	3,100,000
	2,000,000(b)	Galilei Re, Ltd., 6.375% (6 Month USD LIBOR + 525 bps), 1/8/20 (144A) (Cat Bond)	1,998,400
	2,000,000(b)	Galilei Re, Ltd., 6.395% (6 Month USD LIBOR + 525 bps), 1/8/21 (144A) (Cat Bond)	1,997,000
	1,900,000(b)	Galilei Re, Ltd., 7.375% (6 Month USD LIBOR + 625 bps), 1/8/20 (144A) (Cat Bond)	1,871,500
	2,500,000(b)	Galilei Re, Ltd., 7.395% (6 Month USD LIBOR + 625 bps), 1/8/21 (144A) (Cat Bond)	2,434,750
	1,500,000+(i)(j)	Gleneagles Re, Group, Variable Rate Notes, 12/31/21	1,500,000
	6,500,000+(i)(j)	Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	761,800
	3,400,000(b)	Golden State Re II, Ltd., 3.591% (3 Month Treasury Bill + 220 bps), 1/8/19 (144A) (Cat Bond)	3,408,160
	10,074,000+(i)(j)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/29/18	9,565,263
	17,925,000+(i)(j)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	390,765
	3,000,000+(i)(j)	Harambee Co-operative Savings and Credit Society, Ltd., Variable Rate Notes, 12/31/21	3,000,000
NZD	56,560,000	International Bank for Reconstruction & Development, 3.5%, 1/22/21 (Cat Bond)	41,124,352
NZD	11,030,000	International Bank for Reconstruction & Development, 4.625%, 10/6/21 (Cat Bond)	8,337,856
INR	291,650,000	International Bank for Reconstruction & Development, 5.75%, 10/28/19 (Cat Bond)	4,561,659
	2,400,000(b)	International Bank for Reconstruction & Development, 8.388% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	2,399,640
	3,500,000(b)	Kilimanjaro II Re, Ltd., 7.544% (6 Month USD LIBOR + 600 bps), 4/20/21 (144A) (Cat Bond)	3,396,400
	4,500,000(b)	Kilimanjaro II Re, Ltd., 9.044% (6 Month USD LIBOR + 750 bps), 4/20/21 (144A) (Cat Bond)	4,275,450
	800,000(b)	Kilimanjaro Re, Ltd., 5.894% (3 Month Treasury Bill + 450 bps), 4/30/18 (144A) (Cat Bond)	783,520
	925,000(b)	Kilimanjaro Re, Ltd., 6.144% (3 Month Treasury Bill + 475 bps), 4/30/18 (144A) (Cat Bond)	927,775
	3,400,000(b)	Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.644% (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	3,286,780
	4,850,000(b)	Kilimanjaro Re, Ltd., Series 2015-1, Class E, 8.144% (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	4,856,305
	3,900,000+(i)(j)	Kingsbarns Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/1/18	2,759,831
	1,850,000+(i)(j)	Limestone Re, Ltd., Series 2016-1, Class A Non Voting, Variable Rate Notes, 8/31/21	1,705,515
	250,000+(i)(j)	Limestone Re, Ltd., Series 2016-1, Class A Voting, Variable Rate Notes, 8/31/21	230,475
EUR	1,500,000+(b)	Lion II Re, DAC, 3.0% (3 Month EURIBOR + 300 bps), 7/15/21 (144A) (Cat Bond)	1,804,202
	5,450,000(b)	Long Point Re III, Ltd., 3.5% (ZERO + 350 bps), 5/23/18 (144A) (Cat Bond)	5,467,440
	7,000,000+(i)(j)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19	392,000
	4,000,000+(i)(j)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	3,316,800
	4,000,000+(i)(j)	Madison Re, Variable Rate Notes, 3/31/19	254,000
	3,000,000+(i)(j)	Madison Re, Variable Rate Notes, 3/31/20	1,944,300
	1,000,000+(i)(j)	Merion Re, Inc., Variable Rate Notes, 12/31/21	823,003
	8,500,000+(i)(j)	Merion Re, Inc., Variable Rate Notes, 12/31/21	8,500,000
	1,250,000+(i)(j)	Oakmont 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/13/18	1,118,375
	2,000,000+(i)(j)	Old Head Re, Variable Rate Notes, 12/31/21	1,650,275
	15,300,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	47,430
	14,520,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 7/1/19	151,008
	14,000,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20	925,400
	6,150,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-2, Variable Rate Notes, 11/30/20	404,670
	6,000,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 2/1/21	4,941,600
	318,722+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2018-1, Variable Rate Notes, 12/31/21	318,722
	250,000(b)	PennUnion Re, Ltd., 5.883% (3 Month Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	250,725
	6,000,000+(i)(j)	Pinehurst Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18	5,998,122
	2,200,000+(i)(j)	Portrush 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	2,018,075
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	3,554,000+(i)(j)	Prestwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	$60,418
	3,000,000(b)	Residential Reinsurance 2016, Ltd., 5.313% (3 Month Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)	2,997,300
	4,500,000+(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18	3,955,950
	3,100,000+(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 6/4/18	3,087,290
	2,250,000+(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	2,250,000
	5,300,000+(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	5,300,000
AUD	2,175,000+(i)(j)	Rewire Securities LLC, Variable Rate Notes, 1/10/18	56,542
	3,000,000(b)	Sanders Re, Ltd., 4.343% (3 Month Treasury Bill + 296 bps), 5/25/18 (144A) (Cat Bond)	2,997,900
	3,150,000(b)	Sanders Re, Ltd., 4.514% (6 Month USD LIBOR + 300 bps), 12/6/21 (144A) (Cat Bond)	3,142,125
	8,071+(i)(j)	Sector Re V, Ltd. (Swiss Re), Series 6, Class A, Variable Rate Notes, 3/1/21 (144A)	435,373
	9,620+(i)(j)	Sector Re V, Ltd. (Swiss Re), Series 6, Class B, Variable Rate Notes, 3/1/21 (144A)	118,894
	2,000,000+(i)(j)	Sector Re V, Ltd. (Swiss Re), Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	1,982,000
	5,000,000+(i)(j)	Sector Re V, Ltd. (Swiss Re), Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	4,406,500
	1,000,000+(i)(j)	Sector Re V, Ltd., Variable Rate Notes, 12/1/22 (144A)	1,001,500
	1,250,000+(i)(j)	Sector Re V, Ltd., Variable Rate Notes, 12/1/22 (144A)	1,251,875
	5,350,000+(i)(j)	Silverton Re, Ltd., Variable Rate Notes, 9/17/18 (144A)	80,250
	3,000,000+(i)(j)	Silverton Re, Ltd., Variable Rate Notes, 9/16/19 (144A)	2,550,000
	6,805,000+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18	956,783
	8,446,500+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	166,396
	5,855,000+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	6,085,829
	2,606,976+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/1/19	2,687,234
	2,100,000+(i)(j)	Sunningdale 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18	2,098,727
	1,000,000+(i)(j)	Thopas Re, Ltd., Variable Rates Notes, 12/31/21	1,000,000
	5,000,000(b)	Ursa Re, Ltd., 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	4,997,000
	2,550,000(b)	Ursa Re, Ltd., 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	2,515,320
	2,000,000(b)	Ursa Re, Ltd., 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	2,005,400
	14,121,000+(i)(j)	Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20	601,555
	5,750,000+(i)(j)	Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21	5,648,225
	1,250,000+(i)(j)	Viribus Unitis Media Re, AG, Variable Rate Notes, 12/31/21	1,250,000
	950,000(b)	Vitality Re V, Ltd., 3.133% (3 Month Treasury Bill + 175 bps), 1/7/19 (144A) (Cat Bond)	947,340
	1,550,000(b)	Vitality Re VI, Ltd., 3.483% (3 Month Treasury Bill + 210 bps), 1/8/18 (144A) (Cat Bond)	1,548,450
	2,900,000(b)	Vitality Re VII, Ltd., 3.533% (3 Month Treasury Bill + 215 bps), 1/7/20 (144A) (Cat Bond)	2,916,820
			$253,457,257
		Total Insurance	$347,113,040
		MATERIALS - 1.9%
		Aluminum - 0.1%
	7,325,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)	$7,479,125
		Commodity Chemicals - 0.1%
	4,005,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	$3,994,988
		Construction Materials - 0.0%†
	1,790,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	$2,027,175
		Copper - 0.1%
	7,420,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	$7,382,900
		Diversified Chemicals - 0.2%
	4,600,000	Braskem Netherlands Finance BV, 3.5%, 1/10/23 (144A)	$4,517,200
	6,600,000	CF Industries, Inc., 3.45%, 6/1/23	6,509,250
			$11,026,450
		Diversified Metals & Mining - 0.5%
	1,650,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,638,977
	3,500,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	3,663,175
	8,500,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	9,007,159
	6,030,000	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	6,120,450
	1,338,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,456,747
	6,360,000	Vedanta Resources Plc, 6.125%, 8/9/24 (144A)	6,489,490
	1,775,000	Vedanta Resources Plc, 6.375%, 7/30/22 (144A)	1,852,745
	2,000,000	Vedanta Resources Plc, 7.125%, 5/31/23	2,152,600
			$32,381,343
		Fertilizers & Agricultural Chemicals - 0.3%
	15,371,000	Agrium, Inc., 5.25%, 1/15/45	$17,883,667
		Forest Products - 0.1%
	5,320,000	Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)	$5,479,600
		Metal & Glass Containers - 0.1%
EUR	2,055,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.75%, 5/15/24 (144A)	$2,714,071
		Paper Packaging - 0.2%
	10,035,000	International Paper Co., 6.0%, 11/15/41	$12,560,551
		Precious Metals & Minerals - 0.1%
	6,550,000	Fresnillo Plc, 5.5%, 11/13/23 (144A)	$7,172,250
		Steel - 0.1%
	6,250,000(g)	Samarco Mineracao SA, 4.125%, 11/1/22 (144A)	$4,250,000
		Total Materials	$114,352,120
	Principal
	Amount
	USD ($)		Value
		MEDIA - 1.1%
		Cable & Satellite - 1.1%
	6,225,000	Altice US Finance I Corp., 5.5%, 5/15/26 (144A)	$6,341,719
	18,255,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	21,314,996
	15,250,000	Cox Communications, Inc., 3.35%, 9/15/26 (144A)	14,902,979
	1,345,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,371,900
	4,350,000	SFR Group SA, 6.0%, 5/15/22 (144A)	4,404,375
	3,945,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	4,088,006
	6,439,000	Sky Plc, 3.75%, 9/16/24 (144A)	6,715,599
	7,552,000	Time Warner Cable LLC, 6.55%, 5/1/37	8,881,712
		Total Media	$68,021,286
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
		Biotechnology - 0.5%
	4,600,000	AbbVie, Inc., 2.85%, 5/14/23	$4,589,919
	11,845,000	AbbVie, Inc., 3.2%, 5/14/26	11,809,985
	13,950,000	Biogen, Inc., 4.05%, 9/15/25	14,761,875
			$31,161,779
		Pharmaceuticals - 0.8%
	3,684,000	Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$2,873,520
	660,000	Horizon Pharma, Inc., 6.625%, 5/1/23	656,700
	15,515,000	Mylan NV, 3.95%, 6/15/26	15,644,811
	9,160,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	9,313,476
	5,718,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	5,866,770
EUR	4,905,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23 (144A)	5,269,362
EUR	8,000,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23	8,594,269
			$48,218,908
		Total Pharmaceuticals, Biotechnology & Life Sciences	$79,380,687
		REAL ESTATE - 1.3%
		Diversified REITs - 0.3%
	2,825,000	Duke Realty LP, 3.25%, 6/30/26	$2,799,874
	12,440,000	Essex Portfolio LP, 3.625%, 5/1/27	12,530,059
			$15,329,933
		Health Care REITs - 0.3%
	10,165,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$10,008,229
	5,895,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	5,871,079
			$15,879,308
		Office REITs - 0.4%
	100,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$100,421
	2,552,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	2,637,445
	11,010,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	11,691,298
	10,831,000	Highwoods Realty LP, 3.625%, 1/15/23	10,949,261
			$25,378,425
		Residential REIT - 0.1%
	7,250,000	UDR, Inc., 3.5%, 1/15/28	$7,236,274
		Specialized REITs - 0.2%
	6,175,000	Equinix, Inc., 5.75%, 1/1/25	$6,553,219
	5,900,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	5,782,000
			$12,335,219
		Total Real Estate	$76,159,159
		RETAILING - 0.7%
		Internet Retail - 0.7%
	4,185,000	Amazon.com, Inc., 2.8%, 8/22/24 (144A)	$4,172,279
	7,725,000	Expedia, Inc., 3.8%, 2/15/28 (144A)	7,464,717
	9,810,000	Expedia, Inc., 4.5%, 8/15/24	10,273,541
	15,200,000	Priceline Group, Inc., 3.55%, 3/15/28	15,056,499
			$36,967,036
		Specialty Stores - 0.0%†
	3,000,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$2,302,500
		Total Retailing	$39,269,536
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductors - 0.1%
	7,710,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24 (144A)	$7,666,707
		Total Semiconductors & Semiconductor Equipment	$7,666,707
		SOFTWARE & SERVICES - 0.2%
		Internet Software & Services - 0.2%
	11,575,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$11,572,081
		Total Software & Services	$11,572,081
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
		Electronic Components - 0.5%
	15,741,000	Amphenol Corp., 3.2%, 4/1/24	$15,847,424
EUR	3,580,000	Belden, Inc., 2.875%, 9/15/25 (144A)	4,299,795
EUR	7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	9,530,405
	Principal
	Amount
	USD ($)		Value
		Electronic Components – (continued)
EUR	2,600,000	Belden, Inc., 5.5%, 4/15/23 (144A)	$3,249,877
			$32,927,501
		Electronic Manufacturing Services - 0.3%
	15,200,000	Flex, Ltd., 5.0%, 2/15/23	$16,272,454
		Technology Hardware, Storage & Peripherals - 0.2%
	10,635,000	NCR Corp., 6.375%, 12/15/23	$11,140,162
		Total Technology Hardware & Equipment	$60,340,117
		TELECOMMUNICATION SERVICES - 1.3%
		Integrated Telecommunication Services - 0.6%
	12,750,000	AT&T, Inc., 5.15%, 2/14/50	$12,908,919
	2,719,000	CenturyLink, Inc., 6.45%, 6/15/21	2,746,190
	3,510,000	CenturyLink, Inc., 7.6%, 9/15/39	3,018,600
	3,100,000	CenturyLink, Inc., 7.65%, 3/15/42	2,731,875
	1,583,000	Frontier Communications Corp., 8.5%, 4/15/20	1,313,890
	982,000	Frontier Communications Corp., 8.75%, 4/15/22	706,736
	7,150,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	7,089,962
	3,250,000	Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	1,982,500
			$32,498,672
		Wireless Telecommunication Services - 0.7%
	1,425,000	Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)	$1,439,293
	5,700,000	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	5,961,458
	3,135,000	Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)	3,304,737
	1,325,000	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	1,303,522
	9,600,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	9,448,896
	6,850,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)	7,393,726
	770,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	764,225
	10,050,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	10,137,218
	4,375,000	Sprint Corp., 7.25%, 9/15/21	4,632,031
			$44,385,106
		Total Telecommunication Services	$76,883,778
		TRANSPORTATION - 0.5%
		Airlines - 0.4%
	42,313	Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18	$42,948
	200,000	Continental Airlines 2012-3 Class C Pass Through Trust, 6.125%, 4/29/18	202,100
	1,142,787	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	1,172,728
	3,400,000	Delta Air Lines, Inc., 2.875%, 3/13/20	3,419,729
	4,431,320	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	4,551,188
	14,707,418	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	14,836,108
			$24,224,801
		Highways & Railtracks - 0.1%
MXN	87,500,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$4,270,139
		Trucking - 0.0%†
	3,409,418(g)	Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)	$85,235
		Total Transportation	$28,580,175
		UTILITIES - 2.1%
		Electric Utilities - 1.4%
	4,484,000	AES Corp., 5.125%, 9/1/27	$4,708,200
	4,720,000	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	5,288,666
	6,475,000	EDP Finance BV, 3.625%, 7/15/24 (144A)	6,521,128
	4,670,000(c)(f)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)	4,763,400
	5,655,000(f)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	7,026,337
	1,750,000	Israel Electric Corp., Ltd., 5.0%, 11/12/24 (144A)	1,861,072
	5,000,000	Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)	5,062,500
	2,725,000	Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	2,839,123
	85,000	Nevada Power Co., 6.5%, 8/1/18	87,189
	13,845,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	14,103,125
	2,336,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	2,324,320
	3,725,000	Public Service Co. of New Mexico, 7.95%, 5/15/18	3,802,566
	14,425,000(c)(f)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	15,760,755
	5,820,000	TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)	6,438,375
	2,750,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	2,729,375
	2,750,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	2,722,500
			$86,038,631
		Gas Utilities - 0.3%
	4,040,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$4,027,007
	2,905,000	DCP Midstream Operating LP, 3.875%, 3/15/23	2,886,844
	5,495,000	DCP Midstream Operating LP, 5.6%, 4/1/44	5,453,788
	1,965,000	Nakilat, Inc., 6.067%, 12/31/33 (144A)	2,289,618
	3,537,006	Nakilat, Inc., 6.267%, 12/31/33 (144A)	4,103,634
			$18,760,891
		Independent Power Producers & Energy Traders - 0.4%
	3,450,000	AES Corp., 5.5%, 4/15/25	$3,622,500
	1,070,321	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	1,253,338
	Principal
	Amount
	USD ($)		Value
		Independent Power Producers & Energy Traders – (continued)
	5,015,000	Calpine Corp., 5.75%, 1/15/25	$4,739,175
	8,380,000	Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	9,060,875
	1,542,166	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	1,575,244
	1,900,000	NRG Energy, Inc., 6.625%, 1/15/27	2,009,250
	395,000	NRG Energy, Inc., 7.25%, 5/15/26	430,052
			$22,690,434
		Total Utilities	$127,489,956
		TOTAL CORPORATE BONDS
		(Cost $2,225,592,315)	$2,327,792,806
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.7% of Net Assets
	8,103,297	Fannie Mae, 3.0%, 5/1/31	$8,273,330
	14,965,020	Fannie Mae, 3.0%, 5/1/43	15,045,137
	1,585,472	Fannie Mae, 3.0%, 5/1/46	1,591,206
	7,698,291	Fannie Mae, 3.0%, 9/1/46	7,702,205
	13,428,775	Fannie Mae, 3.0%, 10/1/46	13,435,603
	14,073,353	Fannie Mae, 3.0%, 11/1/46	14,080,509
	11,026,042	Fannie Mae, 3.0%, 1/1/47	11,083,980
	3,836,100	Fannie Mae, 3.0%, 3/1/47	3,838,051
	3,040,359	Fannie Mae, 3.5%, 11/1/40	3,139,328
	1,158,270	Fannie Mae, 3.5%, 6/1/42	1,195,493
	4,776,952	Fannie Mae, 3.5%, 7/1/42	4,931,777
	6,785,366	Fannie Mae, 3.5%, 8/1/42	7,004,610
	11,298,202	Fannie Mae, 3.5%, 8/1/42	11,662,832
	309,056	Fannie Mae, 3.5%, 11/1/42	319,642
	652,741	Fannie Mae, 3.5%, 11/1/42	675,100
	799,316	Fannie Mae, 3.5%, 11/1/42	826,691
	1,388,768	Fannie Mae, 3.5%, 11/1/42	1,433,190
	31,945	Fannie Mae, 3.5%, 12/1/42	33,039
	1,111,788	Fannie Mae, 3.5%, 12/1/42	1,149,864
	3,266,133	Fannie Mae, 3.5%, 12/1/44	3,370,344
	8,065,197	Fannie Mae, 3.5%, 2/1/45	8,340,811
	10,160,239	Fannie Mae, 3.5%, 6/1/45	10,466,774
	2,696,252	Fannie Mae, 3.5%, 9/1/45	2,787,533
	8,984,436	Fannie Mae, 3.5%, 9/1/45	9,248,420
	5,857,313	Fannie Mae, 3.5%, 2/1/46	6,017,037
	3,673,639	Fannie Mae, 3.5%, 3/1/46	3,773,816
	6,787,757	Fannie Mae, 3.5%, 4/1/46	6,972,853
	4,376,802	Fannie Mae, 3.5%, 5/1/46	4,521,386
	1,618,817	Fannie Mae, 3.5%, 6/1/46	1,672,373
	579,319	Fannie Mae, 3.5%, 7/1/46	597,780
	1,226,405	Fannie Mae, 3.5%, 9/1/46	1,267,416
	13,971,874	Fannie Mae, 3.5%, 9/1/46	14,352,876
	862,756	Fannie Mae, 3.5%, 10/1/46	888,898
	1,500,860	Fannie Mae, 3.5%, 10/1/46	1,541,788
	1,727,872	Fannie Mae, 3.5%, 11/1/46	1,774,989
	7,041,957	Fannie Mae, 3.5%, 12/1/46	7,233,985
	3,966,432	Fannie Mae, 3.5%, 1/1/47	4,074,593
	7,050,529	Fannie Mae, 3.5%, 1/1/47	7,242,791
	9,662,837	Fannie Mae, 3.5%, 1/1/47	9,982,864
	17,001,507	Fannie Mae, 3.5%, 1/1/47	17,516,687
	13,742,544	Fannie Mae, 3.5%, 2/1/47	14,117,291
	11,222,220	Fannie Mae, 3.5%, 5/1/47	11,528,240
	445,772	Fannie Mae, 3.5%, 7/1/47	458,645
	3,638,569	Fannie Mae, 3.5%, 7/1/47	3,737,993
	10,942,536	Fannie Mae, 3.5%, 7/1/47	11,240,930
	15,466,247	Fannie Mae, 3.5%, 7/1/47	15,887,999
	1,846,616	Fannie Mae, 3.5%, 8/1/47	1,896,971
	24,706,484	Fannie Mae, 3.5%, 8/1/47	25,382,217
	3,795,599	Fannie Mae, 3.5%, 11/1/47	3,899,307
	9,475,000	Fannie Mae, 3.5%, 12/1/47	9,734,141
	15,245,000	Fannie Mae, 3.5%, 12/1/47	15,661,959
	241	Fannie Mae, 4.0%, 7/1/18	249
	38,018	Fannie Mae, 4.0%, 12/1/23	39,762
	11,446	Fannie Mae, 4.0%, 12/1/30	12,055
	623,957	Fannie Mae, 4.0%, 9/1/37	656,887
	9,628,477	Fannie Mae, 4.0%, 10/1/40	10,260,463
	4,014,215	Fannie Mae, 4.0%, 12/1/40	4,277,036
	185,002	Fannie Mae, 4.0%, 4/1/41	195,745
	9,256	Fannie Mae, 4.0%, 11/1/41	9,720
	1,657,866	Fannie Mae, 4.0%, 11/1/41	1,741,171
	60,021	Fannie Mae, 4.0%, 12/1/41	62,979
	3,564,150	Fannie Mae, 4.0%, 12/1/41	3,743,132
	13,784,539	Fannie Mae, 4.0%, 12/1/41	14,476,676
	1,753,117	Fannie Mae, 4.0%, 1/1/42	1,841,203
	5,555,606	Fannie Mae, 4.0%, 1/1/42	5,834,509
	1,704,001	Fannie Mae, 4.0%, 2/1/42	1,789,586
	3,636,513	Fannie Mae, 4.0%, 2/1/42	3,819,056
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	887,719	Fannie Mae, 4.0%, 4/1/42	$929,771
	2,884,326	Fannie Mae, 4.0%, 4/1/42	3,029,257
	5,226,489	Fannie Mae, 4.0%, 4/1/42	5,489,108
	243,379	Fannie Mae, 4.0%, 5/1/42	255,608
	6,086,089	Fannie Mae, 4.0%, 5/1/42	6,390,425
	361,142	Fannie Mae, 4.0%, 6/1/42	379,288
	111,271	Fannie Mae, 4.0%, 7/1/42	116,862
	1,293,425	Fannie Mae, 4.0%, 7/1/42	1,367,909
	9,951,728	Fannie Mae, 4.0%, 8/1/42	10,451,216
	351,629	Fannie Mae, 4.0%, 11/1/42	367,761
	2,792,929	Fannie Mae, 4.0%, 8/1/43	2,950,230
	2,878,074	Fannie Mae, 4.0%, 8/1/43	3,034,899
	3,563,004	Fannie Mae, 4.0%, 10/1/43	3,763,678
	1,740,753	Fannie Mae, 4.0%, 11/1/43	1,832,779
	6,088,124	Fannie Mae, 4.0%, 11/1/43	6,419,916
	1,036,176	Fannie Mae, 4.0%, 12/1/43	1,094,536
	13,492	Fannie Mae, 4.0%, 2/1/44	14,125
	1,912,332	Fannie Mae, 4.0%, 2/1/44	2,022,738
	3,226,285	Fannie Mae, 4.0%, 2/1/44	3,408,637
	473,613	Fannie Mae, 4.0%, 6/1/44	495,476
	8,836,580	Fannie Mae, 4.0%, 7/1/44	9,250,597
	5,206,799	Fannie Mae, 4.0%, 8/1/44	5,450,406
	126,265	Fannie Mae, 4.0%, 9/1/44	132,176
	11,593	Fannie Mae, 4.0%, 10/1/44	12,136
	109,065	Fannie Mae, 4.0%, 10/1/44	114,170
	123,637	Fannie Mae, 4.0%, 10/1/44	129,429
	276,808	Fannie Mae, 4.0%, 10/1/44	289,507
	412,562	Fannie Mae, 4.0%, 10/1/44	431,891
	97,553	Fannie Mae, 4.0%, 11/1/44	102,111
	131,790	Fannie Mae, 4.0%, 11/1/44	137,951
	270,261	Fannie Mae, 4.0%, 11/1/44	282,889
	359,713	Fannie Mae, 4.0%, 11/1/44	376,215
	439,539	Fannie Mae, 4.0%, 11/1/44	460,074
	76,246	Fannie Mae, 4.0%, 12/1/44	79,812
	29,281	Fannie Mae, 4.0%, 1/1/45	30,645
	3,698,684	Fannie Mae, 4.0%, 10/1/45	3,868,794
	5,983,584	Fannie Mae, 4.0%, 10/1/45	6,259,927
	12,092,818	Fannie Mae, 4.0%, 11/1/45	12,780,081
	9,331,094	Fannie Mae, 4.0%, 6/1/46	9,761,278
	9,830,029	Fannie Mae, 4.0%, 7/1/46	10,283,685
	11,985,698	Fannie Mae, 4.0%, 7/1/46	12,538,038
	9,752,303	Fannie Mae, 4.0%, 8/1/46	10,202,449
	2,253,002	Fannie Mae, 4.0%, 11/1/46	2,357,265
	13,389,413	Fannie Mae, 4.0%, 1/1/47	14,016,793
	649,656	Fannie Mae, 4.0%, 2/1/47	685,429
	4,599,053	Fannie Mae, 4.0%, 4/1/47	4,841,219
	4,901,139	Fannie Mae, 4.0%, 4/1/47	5,129,154
	7,069,142	Fannie Mae, 4.0%, 4/1/47	7,441,379
	594,703	Fannie Mae, 4.0%, 6/1/47	626,238
	2,175,998	Fannie Mae, 4.0%, 6/1/47	2,291,383
	3,784,948	Fannie Mae, 4.0%, 6/1/47	3,961,231
	5,304,359	Fannie Mae, 4.0%, 6/1/47	5,551,683
	11,890,254	Fannie Mae, 4.0%, 6/1/47	12,445,264
	3,611,397	Fannie Mae, 4.0%, 7/1/47	3,802,899
	4,158,848	Fannie Mae, 4.0%, 7/1/47	4,352,759
	3,710,911	Fannie Mae, 4.0%, 8/1/47	3,883,935
	6,917,762	Fannie Mae, 4.0%, 8/1/47	7,241,022
	8,275,000	Fannie Mae, 4.0%, 12/1/47	8,662,136
	134,996	Fannie Mae, 4.5%, 8/1/40	144,719
	4,301,334	Fannie Mae, 4.5%, 11/1/40	4,611,537
	222,964	Fannie Mae, 4.5%, 12/1/40	240,116
	11,037,099	Fannie Mae, 4.5%, 12/1/40	11,831,818
	565,975	Fannie Mae, 4.5%, 3/1/41	606,798
	920,567	Fannie Mae, 4.5%, 3/1/41	986,428
	4,446	Fannie Mae, 4.5%, 4/1/41	4,750
	3,100,535	Fannie Mae, 4.5%, 5/1/41	3,312,760
	5,200,766	Fannie Mae, 4.5%, 5/1/41	5,624,328
	2,293,704	Fannie Mae, 4.5%, 7/1/41	2,457,905
	9,809,333	Fannie Mae, 4.5%, 7/1/41	10,555,967
	10,826,585	Fannie Mae, 4.5%, 8/1/41	11,602,763
	556,877	Fannie Mae, 4.5%, 9/1/41	596,742
	30,352	Fannie Mae, 4.5%, 12/1/41	32,317
	5,522,343	Fannie Mae, 4.5%, 9/1/43	5,886,844
	2,905,278	Fannie Mae, 4.5%, 11/1/43	3,095,116
	4,201,000	Fannie Mae, 4.5%, 2/1/44	4,478,166
	4,509,638	Fannie Mae, 4.5%, 2/1/44	4,806,188
	4,893,033	Fannie Mae, 4.5%, 2/1/44	5,213,534
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	982,435	Fannie Mae, 4.5%, 1/1/47	$1,046,786
	767,515	Fannie Mae, 4.5%, 2/1/47	817,220
	109,944	Fannie Mae, 5.0%, 2/1/22	113,673
	5,550	Fannie Mae, 5.0%, 4/1/22	5,654
	16,461	Fannie Mae, 5.0%, 6/1/22	17,241
	35,640	Fannie Mae, 5.0%, 6/1/22	36,282
	18,348,708	Fannie Mae, 5.0%, 9/1/30	19,704,650
	3,092,680	Fannie Mae, 5.0%, 6/1/35	3,359,406
	747,520	Fannie Mae, 5.0%, 7/1/35	811,709
	1,916,344	Fannie Mae, 5.0%, 7/1/35	2,080,770
	955,970	Fannie Mae, 5.0%, 8/1/35	1,037,611
	320,672	Fannie Mae, 5.0%, 5/1/38	345,472
	1,019,887	Fannie Mae, 5.0%, 1/1/39	1,104,097
	404,568	Fannie Mae, 5.0%, 7/1/39	436,408
	641,530	Fannie Mae, 5.0%, 7/1/39	691,782
	691,028	Fannie Mae, 5.0%, 7/1/39	744,139
	232,451	Fannie Mae, 5.0%, 6/1/40	250,200
	1,889,260	Fannie Mae, 5.0%, 6/1/40	2,039,140
	1,291,754	Fannie Mae, 5.0%, 7/1/40	1,393,542
	479,283	Fannie Mae, 5.0%, 10/1/40	520,280
	378,488	Fannie Mae, 5.0%, 5/1/41	408,633
	340,646	Fannie Mae, 5.0%, 7/1/41	366,820
	385,647	Fannie Mae, 5.0%, 12/1/41	415,803
	9,219,934	Fannie Mae, 5.0%, 9/1/43	9,923,616
	23,817,455	Fannie Mae, 5.0%, 11/1/44	25,726,544
	157,491	Fannie Mae, 5.5%, 3/1/21	162,557
	15,966	Fannie Mae, 5.5%, 5/1/33	17,566
	11,965	Fannie Mae, 5.5%, 6/1/33	13,247
	39,545	Fannie Mae, 5.5%, 7/1/33	43,828
	80,421	Fannie Mae, 5.5%, 4/1/34	89,235
	118,952	Fannie Mae, 5.5%, 12/1/35	131,052
	67,127	Fannie Mae, 5.5%, 3/1/36	74,384
	85,961	Fannie Mae, 5.5%, 4/1/36	94,113
	1,101	Fannie Mae, 6.0%, 3/1/32	1,244
	1,823	Fannie Mae, 6.0%, 10/1/32	2,063
	4,022	Fannie Mae, 6.0%, 11/1/32	4,493
	43,183	Fannie Mae, 6.0%, 12/1/32	48,599
	8,565	Fannie Mae, 6.0%, 1/1/33	9,699
	2,428	Fannie Mae, 6.0%, 3/1/33	2,713
	4,583	Fannie Mae, 6.0%, 3/1/33	5,191
	43,152	Fannie Mae, 6.0%, 5/1/33	48,317
	63,545	Fannie Mae, 6.0%, 12/1/33	72,085
	56,755	Fannie Mae, 6.0%, 1/1/34	64,424
	170,190	Fannie Mae, 6.0%, 6/1/37	192,171
	113,032	Fannie Mae, 6.0%, 12/1/37	126,668
	162,635	Fannie Mae, 6.0%, 4/1/38	182,336
	87,830	Fannie Mae, 6.0%, 7/1/38	98,853
	296	Fannie Mae, 6.5%, 4/1/29	328
	761	Fannie Mae, 6.5%, 5/1/31	843
	244	Fannie Mae, 6.5%, 6/1/31	271
	742	Fannie Mae, 6.5%, 2/1/32	834
	2,116	Fannie Mae, 6.5%, 3/1/32	2,345
	1,798	Fannie Mae, 6.5%, 8/1/32	2,032
	12,490	Fannie Mae, 6.5%, 10/1/32	13,845
	818	Fannie Mae, 7.0%, 5/1/28	921
	301	Fannie Mae, 7.0%, 2/1/29	347
	497	Fannie Mae, 7.0%, 7/1/31	518
	624	Fannie Mae, 7.5%, 1/1/28	670
	663,412	Federal Home Loan Mortgage Corp., 2.5%, 1/1/30	662,854
	385,686	Federal Home Loan Mortgage Corp., 2.5%, 4/1/30	385,552
	1,162,110	Federal Home Loan Mortgage Corp., 3.0%, 11/1/30	1,185,083
	12,457,194	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	12,523,283
	1,813,362	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,823,266
	6,526,395	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	6,535,429
	3,021,003	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	3,024,563
	8,250,518	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	8,260,668
	1,133,683	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	1,134,844
	466,380	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	466,761
	6,001,940	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	6,236,651
	2,334,203	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	2,408,794
	2,146,773	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	2,218,401
	10,627,698	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	10,982,520
	564,994	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	584,621
	10,626,786	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	10,929,305
	13,342,822	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	13,785,069
	15,962,362	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	16,472,295
	16,068,578	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	16,570,714
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	15,584,046	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	$16,099,647
	3,167,307	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	3,257,537
	742,910	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	766,130
	2,549,198	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	2,621,823
	5,375,941	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	5,529,100
	12,462,036	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	12,817,082
	11,188,233	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	11,506,982
	13,141,318	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	13,515,718
	4,463,375	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	4,590,532
	6,235,938	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	6,413,597
	7,183,630	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	7,541,022
	643,553	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	679,061
	962,886	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,016,003
	1,338,164	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,411,991
	1,425,952	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,504,625
	3,772,654	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	3,945,324
	2,357,770	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	2,465,820
	10,627,533	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	11,113,842
	319,263	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	333,912
	680,201	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	711,404
	4,903,122	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	5,127,947
	7,975,897	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	8,341,423
	7,566,057	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	7,912,519
	179,440	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	187,675
	1,615,072	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	1,689,088
	3,187,772	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,357,858
	4,987,364	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	5,253,465
	9,788,421	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	10,236,994
	10,154,520	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	10,696,296
	17,885,843	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	18,704,287
	2,047,446	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	2,141,278
	4,172,841	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	4,364,078
	9,004,615	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	9,417,291
	27,830,454	Federal Home Loan Mortgage Corp., 4.0%, 12/1/47	29,140,205
	306,271	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	326,802
	1,140,290	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	1,216,560
	659,180	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	703,378
	114,400	Federal Home Loan Mortgage Corp., 4.5%, 9/1/41	122,045
	58,927	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	62,712
	449,770	Federal Home Loan Mortgage Corp., 4.5%, 10/1/43	479,308
	1,423,488	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	1,513,862
	26,431	Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	28,105
	75,097	Federal Home Loan Mortgage Corp., 4.5%, 5/1/44	79,914
	10,269,412	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	10,916,880
	159,689	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	165,295
	122,207	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	128,521
	26,208	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	28,240
	31,850	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	34,554
	154,741	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	166,546
	120,152	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	129,856
	243,458	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	265,058
	344,479	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	375,023
	4,955,123	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	5,398,383
	2,359,052	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	2,605,777
	63,080	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	70,461
	8,872	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	9,910
	14,546	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	16,247
	52,800	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	59,606
	92,135	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	103,787
	58,221	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	65,033
	70,902	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	80,004
	4,473	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	5,004
	116,113	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	130,747
	2,158	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,390
	11,901,721	Government National Mortgage Association I, 3.5%, 11/15/41	12,343,240
	7,472,784	Government National Mortgage Association I, 3.5%, 7/15/42	7,735,523
	2,099,464	Government National Mortgage Association I, 3.5%, 10/15/42	2,181,528
	5,995,711	Government National Mortgage Association I, 3.5%, 9/15/44	6,204,545
	374,030	Government National Mortgage Association I, 3.5%, 10/15/44	387,057
	9,056,673	Government National Mortgage Association I, 3.5%, 10/15/44	9,372,122
	3,854,229	Government National Mortgage Association I, 3.5%, 8/15/46	3,988,954
	8,198	Government National Mortgage Association I, 4.0%, 3/15/39	8,562
	10,359	Government National Mortgage Association I, 4.0%, 4/15/39	10,820
	12,354	Government National Mortgage Association I, 4.0%, 4/15/39	12,902
	16,789	Government National Mortgage Association I, 4.0%, 7/15/39	17,534
	12,403	Government National Mortgage Association I, 4.0%, 1/15/40	12,955
	189,631	Government National Mortgage Association I, 4.0%, 4/15/40	198,060
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	405,353	Government National Mortgage Association I, 4.0%, 7/15/40	$425,525
	175,982	Government National Mortgage Association I, 4.0%, 8/15/40	184,693
	284,654	Government National Mortgage Association I, 4.0%, 8/15/40	299,935
	71,176	Government National Mortgage Association I, 4.0%, 9/15/40	74,673
	12,321	Government National Mortgage Association I, 4.0%, 10/15/40	12,878
	24,584	Government National Mortgage Association I, 4.0%, 10/15/40	25,791
	76,034	Government National Mortgage Association I, 4.0%, 10/15/40	79,769
	10,772	Government National Mortgage Association I, 4.0%, 11/15/40	11,300
	56,179	Government National Mortgage Association I, 4.0%, 11/15/40	58,890
	193,481	Government National Mortgage Association I, 4.0%, 11/15/40	203,099
	408,106	Government National Mortgage Association I, 4.0%, 11/15/40	428,154
	8,842	Government National Mortgage Association I, 4.0%, 12/15/40	9,280
	10,126	Government National Mortgage Association I, 4.0%, 12/15/40	10,625
	155,189	Government National Mortgage Association I, 4.0%, 12/15/40	162,121
	843,690	Government National Mortgage Association I, 4.0%, 12/15/40	881,417
	6,391	Government National Mortgage Association I, 4.0%, 1/15/41	6,690
	47,837	Government National Mortgage Association I, 4.0%, 1/15/41	50,183
	50,096	Government National Mortgage Association I, 4.0%, 1/15/41	52,580
	19,201	Government National Mortgage Association I, 4.0%, 2/15/41	20,142
	907,736	Government National Mortgage Association I, 4.0%, 2/15/41	952,327
	64,447	Government National Mortgage Association I, 4.0%, 3/15/41	67,613
	15,312	Government National Mortgage Association I, 4.0%, 4/15/41	16,007
	5,384	Government National Mortgage Association I, 4.0%, 5/15/41	5,623
	88,543	Government National Mortgage Association I, 4.0%, 5/15/41	92,912
	162,464	Government National Mortgage Association I, 4.0%, 5/15/41	169,648
	5,956	Government National Mortgage Association I, 4.0%, 6/15/41	6,231
	7,437	Government National Mortgage Association I, 4.0%, 6/15/41	7,772
	2,819,755	Government National Mortgage Association I, 4.0%, 6/15/41	2,958,664
	11,959	Government National Mortgage Association I, 4.0%, 7/15/41	12,551
	17,811	Government National Mortgage Association I, 4.0%, 7/15/41	18,692
	53,658	Government National Mortgage Association I, 4.0%, 7/15/41	56,294
	123,699	Government National Mortgage Association I, 4.0%, 7/15/41	129,304
	200,156	Government National Mortgage Association I, 4.0%, 7/15/41	209,186
	223,704	Government National Mortgage Association I, 4.0%, 7/15/41	234,694
	3,450	Government National Mortgage Association I, 4.0%, 8/15/41	3,603
	9,973	Government National Mortgage Association I, 4.0%, 8/15/41	10,419
	14,963	Government National Mortgage Association I, 4.0%, 8/15/41	15,702
	107,483	Government National Mortgage Association I, 4.0%, 8/15/41	112,506
	5,596	Government National Mortgage Association I, 4.0%, 9/15/41	5,846
	8,384	Government National Mortgage Association I, 4.0%, 9/15/41	8,775
	10,000	Government National Mortgage Association I, 4.0%, 9/15/41	10,442
	11,877	Government National Mortgage Association I, 4.0%, 9/15/41	12,465
	40,341	Government National Mortgage Association I, 4.0%, 9/15/41	42,319
	68,172	Government National Mortgage Association I, 4.0%, 9/15/41	71,419
	346,328	Government National Mortgage Association I, 4.0%, 9/15/41	363,405
	810,622	Government National Mortgage Association I, 4.0%, 9/15/41	850,651
	8,558	Government National Mortgage Association I, 4.0%, 10/15/41	8,947
	11,964	Government National Mortgage Association I, 4.0%, 10/15/41	12,495
	12,171	Government National Mortgage Association I, 4.0%, 10/15/41	12,766
	16,307	Government National Mortgage Association I, 4.0%, 10/15/41	17,111
	83,175	Government National Mortgage Association I, 4.0%, 10/15/41	87,261
	10,321	Government National Mortgage Association I, 4.0%, 11/15/41	10,831
	21,395	Government National Mortgage Association I, 4.0%, 11/15/41	22,446
	38,424	Government National Mortgage Association I, 4.0%, 11/15/41	40,161
	126,708	Government National Mortgage Association I, 4.0%, 11/15/41	132,660
	13,864	Government National Mortgage Association I, 4.0%, 12/15/41	14,546
	14,082	Government National Mortgage Association I, 4.0%, 12/15/41	14,710
	20,262	Government National Mortgage Association I, 4.0%, 12/15/41	21,261
	18,594	Government National Mortgage Association I, 4.0%, 1/15/42	19,416
	1,137,096	Government National Mortgage Association I, 4.0%, 1/15/42	1,192,961
	8,465	Government National Mortgage Association I, 4.0%, 2/15/42	8,858
	10,676	Government National Mortgage Association I, 4.0%, 2/15/42	11,174
	17,781	Government National Mortgage Association I, 4.0%, 2/15/42	18,655
	131,467	Government National Mortgage Association I, 4.0%, 2/15/42	137,392
	172,396	Government National Mortgage Association I, 4.0%, 2/15/42	180,862
	1,563,931	Government National Mortgage Association I, 4.0%, 5/15/42	1,641,496
	121,419	Government National Mortgage Association I, 4.0%, 6/15/42	126,933
	125,530	Government National Mortgage Association I, 4.0%, 6/15/42	131,446
	279,778	Government National Mortgage Association I, 4.0%, 6/15/42	293,561
	18,481	Government National Mortgage Association I, 4.0%, 10/15/42	19,317
	10,921	Government National Mortgage Association I, 4.0%, 11/15/42	11,408
	9,184	Government National Mortgage Association I, 4.0%, 4/15/43	9,611
	1,734,818	Government National Mortgage Association I, 4.0%, 4/15/43	1,811,528
	10,442	Government National Mortgage Association I, 4.0%, 5/15/43	10,909
	40,017	Government National Mortgage Association I, 4.0%, 5/15/43	41,947
	180,788	Government National Mortgage Association I, 4.0%, 5/15/43	188,853
	70,539	Government National Mortgage Association I, 4.0%, 6/15/43	73,662
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	138,664	Government National Mortgage Association I, 4.0%, 7/15/43	$145,732
	128,638	Government National Mortgage Association I, 4.0%, 8/15/43	135,228
	608,387	Government National Mortgage Association I, 4.0%, 8/15/43	636,890
	15,261	Government National Mortgage Association I, 4.0%, 9/15/43	15,976
	87,958	Government National Mortgage Association I, 4.0%, 9/15/43	91,850
	109,699	Government National Mortgage Association I, 4.0%, 9/15/43	114,593
	7,019	Government National Mortgage Association I, 4.0%, 10/15/43	7,331
	13,569	Government National Mortgage Association I, 4.0%, 11/15/43	14,258
	206,334	Government National Mortgage Association I, 4.0%, 2/15/44	216,965
	97,328	Government National Mortgage Association I, 4.0%, 3/15/44	102,126
	145,768	Government National Mortgage Association I, 4.0%, 3/15/44	152,239
	238,520	Government National Mortgage Association I, 4.0%, 3/15/44	249,107
	245,099	Government National Mortgage Association I, 4.0%, 3/15/44	255,990
	567,075	Government National Mortgage Association I, 4.0%, 3/15/44	594,552
	2,985,988	Government National Mortgage Association I, 4.0%, 3/15/44	3,118,116
	5,272,576	Government National Mortgage Association I, 4.0%, 3/15/44	5,506,797
	13,096	Government National Mortgage Association I, 4.0%, 4/15/44	13,675
	153,708	Government National Mortgage Association I, 4.0%, 4/15/44	160,574
	674,922	Government National Mortgage Association I, 4.0%, 4/15/44	704,788
	1,520,398	Government National Mortgage Association I, 4.0%, 4/15/44	1,587,984
	313,012	Government National Mortgage Association I, 4.0%, 5/15/44	327,005
	136,036	Government National Mortgage Association I, 4.0%, 8/15/44	142,066
	226,992	Government National Mortgage Association I, 4.0%, 8/15/44	237,082
	507,546	Government National Mortgage Association I, 4.0%, 8/15/44	532,404
	1,617,864	Government National Mortgage Association I, 4.0%, 8/15/44	1,689,551
	1,885,904	Government National Mortgage Association I, 4.0%, 8/15/44	1,969,643
	9,480	Government National Mortgage Association I, 4.0%, 9/15/44	9,899
	122,373	Government National Mortgage Association I, 4.0%, 9/15/44	127,789
	169,126	Government National Mortgage Association I, 4.0%, 9/15/44	176,610
	216,318	Government National Mortgage Association I, 4.0%, 9/15/44	226,475
	239,320	Government National Mortgage Association I, 4.0%, 9/15/44	250,057
	316,954	Government National Mortgage Association I, 4.0%, 9/15/44	330,968
	491,000	Government National Mortgage Association I, 4.0%, 9/15/44	512,710
	560,660	Government National Mortgage Association I, 4.0%, 9/15/44	585,451
	980,965	Government National Mortgage Association I, 4.0%, 9/15/44	1,024,367
	1,044,264	Government National Mortgage Association I, 4.0%, 9/15/44	1,090,795
	1,648,996	Government National Mortgage Association I, 4.0%, 9/15/44	1,723,075
	2,147,114	Government National Mortgage Association I, 4.0%, 9/15/44	2,242,553
	4,272,805	Government National Mortgage Association I, 4.0%, 9/15/44	4,461,880
	4,753,329	Government National Mortgage Association I, 4.0%, 9/15/44	4,967,259
	74,595	Government National Mortgage Association I, 4.0%, 10/15/44	77,902
	146,008	Government National Mortgage Association I, 4.0%, 10/15/44	152,497
	899,366	Government National Mortgage Association I, 4.0%, 10/15/44	939,689
	21,610	Government National Mortgage Association I, 4.0%, 11/15/44	22,702
	35,365	Government National Mortgage Association I, 4.0%, 11/15/44	36,930
	54,148	Government National Mortgage Association I, 4.0%, 11/15/44	56,584
	305,046	Government National Mortgage Association I, 4.0%, 11/15/44	318,689
	11,406	Government National Mortgage Association I, 4.0%, 12/15/44	11,964
	101,873	Government National Mortgage Association I, 4.0%, 12/15/44	106,396
	127,566	Government National Mortgage Association I, 4.0%, 12/15/44	133,232
	344,895	Government National Mortgage Association I, 4.0%, 12/15/44	360,145
	547,088	Government National Mortgage Association I, 4.0%, 12/15/44	575,010
	705,752	Government National Mortgage Association I, 4.0%, 12/15/44	737,495
	65,601	Government National Mortgage Association I, 4.0%, 1/15/45	68,505
	1,301,177	Government National Mortgage Association I, 4.0%, 1/15/45	1,358,755
	1,448,956	Government National Mortgage Association I, 4.0%, 1/15/45	1,513,964
	1,610,604	Government National Mortgage Association I, 4.0%, 1/15/45	1,682,117
	143,779	Government National Mortgage Association I, 4.0%, 2/15/45	150,150
	148,203	Government National Mortgage Association I, 4.0%, 2/15/45	154,767
	195,994	Government National Mortgage Association I, 4.0%, 2/15/45	204,668
	210,315	Government National Mortgage Association I, 4.0%, 2/15/45	219,735
	301,005	Government National Mortgage Association I, 4.0%, 2/15/45	314,379
	1,168,154	Government National Mortgage Association I, 4.0%, 2/15/45	1,220,206
	929,536	Government National Mortgage Association I, 4.0%, 3/15/45	970,952
	183,769	Government National Mortgage Association I, 4.0%, 4/15/45	191,921
	194,532	Government National Mortgage Association I, 4.0%, 5/15/45	203,251
	44,641	Government National Mortgage Association I, 4.0%, 7/15/45	46,643
	233,270	Government National Mortgage Association I, 4.0%, 9/15/45	244,672
	176,078	Government National Mortgage Association I, 4.5%, 9/15/33	188,686
	132,447	Government National Mortgage Association I, 4.5%, 10/15/33	140,936
	88,546	Government National Mortgage Association I, 4.5%, 4/15/35	93,251
	97,350	Government National Mortgage Association I, 4.5%, 4/15/35	103,505
	1,518,088	Government National Mortgage Association I, 4.5%, 3/15/38	1,604,122
	544,350	Government National Mortgage Association I, 4.5%, 1/15/40	582,280
	948,056	Government National Mortgage Association I, 4.5%, 6/15/40	1,003,772
	334,629	Government National Mortgage Association I, 4.5%, 9/15/40	357,544
	1,489,616	Government National Mortgage Association I, 4.5%, 11/15/40	1,577,972
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	638,397	Government National Mortgage Association I, 4.5%, 6/15/41	$677,328
	1,469,320	Government National Mortgage Association I, 4.5%, 6/15/41	1,555,850
	474,960	Government National Mortgage Association I, 4.5%, 7/15/41	506,014
	2,638,066	Government National Mortgage Association I, 4.5%, 8/15/41	2,809,241
	2,313	Government National Mortgage Association I, 5.0%, 10/15/18	2,338
	13,045	Government National Mortgage Association I, 5.0%, 10/15/18	13,195
	76,848	Government National Mortgage Association I, 5.0%, 6/15/21	79,827
	433,696	Government National Mortgage Association I, 5.0%, 9/15/33	470,245
	439,095	Government National Mortgage Association I, 5.125%, 10/15/38	475,152
	118	Government National Mortgage Association I, 5.5%, 12/15/18	118
	26,224	Government National Mortgage Association I, 5.5%, 8/15/19	26,555
	16,243	Government National Mortgage Association I, 5.5%, 9/15/19	16,261
	21,022	Government National Mortgage Association I, 5.5%, 9/15/19	21,113
	29,751	Government National Mortgage Association I, 5.5%, 9/15/19	29,892
	6,148	Government National Mortgage Association I, 5.5%, 10/15/19	6,234
	72,591	Government National Mortgage Association I, 5.5%, 10/15/19	73,636
	70,966	Government National Mortgage Association I, 5.5%, 7/15/33	79,059
	145,945	Government National Mortgage Association I, 5.5%, 1/15/34	162,193
	117,644	Government National Mortgage Association I, 5.5%, 4/15/34	130,816
	210,829	Government National Mortgage Association I, 5.5%, 7/15/34	234,082
	135,537	Government National Mortgage Association I, 5.5%, 10/15/34	150,439
	96,111	Government National Mortgage Association I, 5.5%, 1/15/35	106,404
	94,359	Government National Mortgage Association I, 5.5%, 2/15/35	103,491
	310,352	Government National Mortgage Association I, 5.5%, 2/15/35	344,899
	89,967	Government National Mortgage Association I, 5.5%, 6/15/35	99,994
	87,664	Government National Mortgage Association I, 5.5%, 12/15/35	96,549
	10	Government National Mortgage Association I, 5.5%, 2/15/37	11
	72,928	Government National Mortgage Association I, 5.5%, 3/15/37	80,708
	206,487	Government National Mortgage Association I, 5.5%, 3/15/37	226,471
	69,545	Government National Mortgage Association I, 5.75%, 10/15/38	77,536
	214,935	Government National Mortgage Association I, 5.75%, 10/15/38	238,060
	121,665	Government National Mortgage Association I, 6.0%, 8/15/32	137,401
	20,466	Government National Mortgage Association I, 6.0%, 1/15/33	22,882
	87,855	Government National Mortgage Association I, 6.0%, 1/15/33	99,315
	61,856	Government National Mortgage Association I, 6.0%, 2/15/33	69,696
	90,284	Government National Mortgage Association I, 6.0%, 2/15/33	103,281
	5,053	Government National Mortgage Association I, 6.0%, 3/15/33	5,649
	30,585	Government National Mortgage Association I, 6.0%, 3/15/33	34,424
	65,446	Government National Mortgage Association I, 6.0%, 3/15/33	74,026
	30,506	Government National Mortgage Association I, 6.0%, 5/15/33	34,106
	124,951	Government National Mortgage Association I, 6.0%, 5/15/33	139,984
	258,917	Government National Mortgage Association I, 6.0%, 5/15/33	289,536
	67,407	Government National Mortgage Association I, 6.0%, 6/15/33	76,226
	177,042	Government National Mortgage Association I, 6.0%, 6/15/33	203,990
	69,846	Government National Mortgage Association I, 6.0%, 7/15/33	78,800
	146,574	Government National Mortgage Association I, 6.0%, 7/15/33	169,078
	39,828	Government National Mortgage Association I, 6.0%, 9/15/33	44,608
	95,258	Government National Mortgage Association I, 6.0%, 9/15/33	106,500
	29,767	Government National Mortgage Association I, 6.0%, 10/15/33	33,281
	179,698	Government National Mortgage Association I, 6.0%, 11/15/33	201,004
	45,174	Government National Mortgage Association I, 6.0%, 1/15/34	51,056
	282,426	Government National Mortgage Association I, 6.0%, 10/15/37	315,758
	362,945	Government National Mortgage Association I, 6.0%, 7/15/38	405,780
	9,292	Government National Mortgage Association I, 6.5%, 1/15/29	10,309
	1,359	Government National Mortgage Association I, 6.5%, 5/15/29	1,546
	1,306	Government National Mortgage Association I, 6.5%, 10/15/31	1,449
	3,003	Government National Mortgage Association I, 6.5%, 10/15/31	3,332
	304	Government National Mortgage Association I, 6.5%, 12/15/31	343
	2,556	Government National Mortgage Association I, 6.5%, 2/15/32	2,933
	1,443	Government National Mortgage Association I, 6.5%, 3/15/32	1,672
	7,327	Government National Mortgage Association I, 6.5%, 5/15/32	8,129
	2,982	Government National Mortgage Association I, 6.5%, 6/15/32	3,308
	3,374	Government National Mortgage Association I, 6.5%, 6/15/32	3,743
	4,569	Government National Mortgage Association I, 6.5%, 7/15/32	5,068
	6,114	Government National Mortgage Association I, 6.5%, 7/15/32	6,782
	2,414	Government National Mortgage Association I, 6.5%, 8/15/32	2,678
	2,833	Government National Mortgage Association I, 6.5%, 8/15/32	3,143
	17,565	Government National Mortgage Association I, 6.5%, 8/15/32	19,487
	36,750	Government National Mortgage Association I, 6.5%, 9/15/32	40,771
	65,002	Government National Mortgage Association I, 6.5%, 9/15/32	72,114
	12,848	Government National Mortgage Association I, 6.5%, 10/15/32	14,254
	42,180	Government National Mortgage Association I, 6.5%, 11/15/32	48,998
	21,968	Government National Mortgage Association I, 6.5%, 7/15/35	24,371
	248	Government National Mortgage Association I, 7.0%, 5/15/29	268
	477	Government National Mortgage Association I, 7.0%, 5/15/29	525
	6,610	Government National Mortgage Association I, 7.0%, 8/15/29	6,707
	223	Government National Mortgage Association I, 7.0%, 5/15/31	223
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	80	Government National Mortgage Association I, 7.5%, 8/15/29	$80
	6,207,897	Government National Mortgage Association II, 3.0%, 8/20/46	6,270,256
	13,599,504	Government National Mortgage Association II, 3.0%, 9/20/46	13,736,114
	1,528,043	Government National Mortgage Association II, 3.5%, 3/20/45	1,581,789
	1,115,119	Government National Mortgage Association II, 3.5%, 4/20/45	1,155,491
	2,102,506	Government National Mortgage Association II, 3.5%, 4/20/45	2,180,417
	2,489,937	Government National Mortgage Association II, 3.5%, 4/20/45	2,582,996
	8,213,140	Government National Mortgage Association II, 3.5%, 8/20/45	8,503,493
	2,872,023	Government National Mortgage Association II, 3.5%, 3/20/46	2,987,716
	13,086,392	Government National Mortgage Association II, 3.5%, 10/20/47	13,541,666
	5,454,104	Government National Mortgage Association II, 4.0%, 10/20/44	5,726,731
	10,846,161	Government National Mortgage Association II, 4.0%, 10/20/46	11,319,734
	14,190,000	Government National Mortgage Association II, 4.0%, 12/20/47	14,868,450
	573,241	Government National Mortgage Association II, 4.5%, 12/20/34	606,231
	391,473	Government National Mortgage Association II, 4.5%, 1/20/35	413,875
	351,686	Government National Mortgage Association II, 4.5%, 3/20/35	371,895
	3,629,497	Government National Mortgage Association II, 4.5%, 9/20/41	3,843,912
	2,546,662	Government National Mortgage Association II, 4.5%, 10/20/44	2,690,589
	5,325,272	Government National Mortgage Association II, 4.5%, 11/20/44	5,623,104
	12,646,951	Government National Mortgage Association II, 4.5%, 8/20/47	13,343,141
	10,021,127	Government National Mortgage Association II, 4.5%, 10/20/47	10,596,486
	104,312	Government National Mortgage Association II, 5.5%, 3/20/34	115,649
	6,416	Government National Mortgage Association II, 5.5%, 10/20/37	7,048
	42,251	Government National Mortgage Association II, 6.0%, 5/20/32	47,652
	151,754	Government National Mortgage Association II, 6.0%, 10/20/33	172,279
	232	Government National Mortgage Association II, 6.5%, 1/20/28	263
	3,612	Government National Mortgage Association II, 7.0%, 1/20/29	4,185
	12,099,000	U.S. Treasury Bonds, 2.75%, 8/15/47	12,114,124
	9,240,000	U.S. Treasury Bonds, 4.5%, 2/15/36	11,895,417
	124,299,214	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	124,922,485
	24,345,100	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	25,298,115
	65,162,647	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	69,610,899
	21,000,000	U.S. Treasury Notes, 2.0%, 11/30/22	20,808,867
	17,941,000	U.S. Treasury Notes, 2.25%, 8/15/27	17,688,705
			$1,663,260,393
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $1,652,113,941)	$1,663,260,393
		FOREIGN GOVERNMENT BONDS - 3.1% of Net Assets
		Argentina - 0.7%
	2,050,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$2,198,625
	4,090,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	4,630,494
	8,500,000	City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	9,422,250
ARS	168,604,000(k)	Letras del Banco Central de la Republica Argentina, 4/18/18	8,421,822
	2,055,822	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	2,222,343
	2,315,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	2,708,550
	8,955,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	9,406,690
			$39,010,774
		Bahrain - 0.1%
	5,800,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$5,888,508

		Cayman Islands - 0.2%
	9,600,000	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	$9,720,000

		Egypt - 0.3%
EGP	315,100,000(k)	Egypt Treasury Bills, 3/6/18	$17,181,776

		Ivory Coast - 0.1%
	2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	$2,543,500
	4,865,000	Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)	5,139,970
			$7,683,470
		Mexico - 0.2%
MXN	176,043,000	Mexican Bonos, 6.5%, 6/9/22	$8,581,147
MXN	46,890,000	Mexican Bonos, 7.5%, 6/3/27	2,360,230
			$ 10,941,377
		New Zealand - 0.6%
NZD	45,595,000	New Zealand Government Bond, 5.5%, 4/15/23	$37,535,110

		Nigeria - 0.2%
	10,915,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$11,215,162

		Norway - 0.4%
NOK	63,500,000	Norway Government Bond, 2.0%, 5/24/23 (144A)	$8,074,810
NOK	118,980,000	Norway Government Bond, 4.5%, 5/22/19 (144A)	15,325,003
			$ 23,399,813
		Russia - 0.0%†
RUB	25,000	Russian Federal Bond - OFZ, 7.6%, 7/20/22	$446

		Turkey - 0.1%
	4,160,000	Hazine Mustesarligi Varlik Kiralama AS, 5.004%, 4/6/23 (144A)	$4,235,529
	Principal
	Amount
	USD ($)		Value
		Uruguay - 0.2%
UYU	335,025,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$12,273,596

		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $190,829,519)	$179,085,561
		MUNICIPAL BONDS - 2.1% of Net Assets (l)
		Municipal Development - 0.4%
	7,050,000(f)	Brazos Harbor Industrial Development Corp., Dow Chemical Co., Project, 5.9%, 5/1/38	$7,144,963
	19,893,000(k)	New Jersey Economic Development Authority, Series B, 2/15/18, (AGM Insured)	19,846,848
			$26,991,811
		Municipal General - 0.5%
	17,600,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 3.985%, 1/1/29	$18,657,760
	4,480,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 4.532%, 1/1/35	5,014,643
	2,040,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	2,189,491
	3,500,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	3,722,460
			$29,584,354
		Municipal Higher Education - 0.4%
	2,300,000	Amherst College, 3.794%, 11/1/42	$2,324,307
	4,550,000	Baylor University, Series A, 4.313%, 3/1/42	4,824,001
	5,155,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	7,240,404
	2,840,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	3,838,658
	3,585,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	5,046,174
			$23,273,544
		Municipal Medical - 0.1%
	5,730,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$6,102,966
		Municipal Obligation - 0.5%
	20,165,000(m)	Commonwealth of Pennsylvania, 1St Series, 4.0%, 1/1/29	$22,010,097
	13,525,000(g)(m)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	3,212,188
			$25,222,285
		Municipal Transportation - 0.1%
	2,830,000	Central Florida Expressway Authority, 5.0%, 7/1/38	$3,364,106
	2,620,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	3,025,393
			$6,389,499
		Municipal Water - 0.1%
	2,880,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	$3,142,022
	2,915,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	3,151,931
			$6,293,953
		TOTAL MUNICIPAL BONDS
		(Cost $126,703,958)	$123,858,412
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.6% of Net Assets*(b)
		AUTOMOBILES & COMPONENTS - 0.2%
		Auto Parts & Equipment - 0.2%
	2,181,775	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.713% (LIBOR + 225 bps), 4/6/24	$2,189,411
	1,435,466	Federal-Mogul Corp., Tranche C Term Loan, 5.252% (LIBOR + 375 bps), 4/15/21	1,447,877
	4,767,327	TI Group Automotive Systems LLC, Initial US Term Loan, 4.319% (LIBOR + 275 bps), 6/30/22	4,801,594
	876,428	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.188% (LIBOR + 275 bps), 3/7/24	880,947
			$9,319,829
		Tires & Rubber - 0.0%†
	3,308,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.5% (LIBOR + 200 bps), 4/30/19	$3,322,781
		Total Automobiles & Components	$12,642,610
		CAPITAL GOODS - 1.0%
		Aerospace & Defense - 0.3%
	3,184,458	Alion Science and Technology Corp., First Lien Term Loan, 6.069% (LIBOR + 450 bps), 8/19/21	$3,190,926
	7,031,280	DynCorp International, Inc., Term Loan B2, 7.75% (LIBOR + 600 bps), 7/7/20	7,066,436
	7,015,232	Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 11/23/19	7,112,786
			$17,370,148
		Building Products - 0.1%
	1,645,132	Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.7% (LIBOR + 300 bps), 12/22/23	$1,657,984
	844,332	Builders FirstSource, Inc., Refinancing Term Loan, 4.693% (LIBOR + 300 bps), 2/29/24	848,817
	2,087,921	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.319% (LIBOR + 275 bps), 11/15/23	2,094,736
	953,062	Summit Materials LLC, New Term Loan, 3.819% (LIBOR + 225 bps), 11/21/24	959,614
			$5,561,151
		Construction & Farm Machinery & Heavy Trucks - 0.1%
	1,386,407	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Tranche B Term Loan, 4.193% (LIBOR + 250 bps), 5/18/24	$1,395,361
	2,609,165	Navistar, Inc., Tranche B Term Loan, 4.9% (LIBOR + 350 bps), 11/6/24	2,624,658
	1,598,196	Terex Corp., Incremental US Term Loan, 3.943% (LIBOR + 225 bps), 1/31/24	1,607,852
			$5,627,871
		Electrical Components & Equipment - 0.1%
	3,183,818	Pelican Products, Inc., First Lien Term Loan, 5.943% (LIBOR + 425 + bps), 4/10/20	$3,201,727
	2,101,951	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 6.979% (LIBOR + 550 bps), 9/29/23	2,113,775
			$5,315,502
	Principal
	Amount
	USD ($)		Value
		Industrial Conglomerates - 0.1%
	1,220,915	AVSC Holding Corp., First Lien New Term Loan, 4.869% (LIBOR + 350 bps), 4/29/24	$1,220,915
	2,209,058	Gates Global LLC, Initial B-2 Dollar Term Loan, 4.693% (LIBOR + 300 bps), 4/1/24	2,223,036
	3,465,000	Milacron LLC, Term B Loan, 4.319% (LIBOR + 275 bps), 9/28/23	3,471,497
			$6,915,448
		Industrial Machinery – 0.1%
	4,953,028	NN, Inc., Tranche B Term Loan, 5.319% (LIBOR + 375 bps), 10/19/22	$4,953,028
	3,072,544	Tank Holding Corp., Initial Term Loan, 5.589% (LIBOR + 425 + bps), 3/16/22	3,094,636
			$8,047,664
		Trading Companies & Distributors - 0.2%
	6,247,142	Univar USA, Inc., Term B-3 Loan, 4.069% (LIBOR + 250 bps), 7/1/24	$6,278,378
	2,230,741	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.683% (LIBOR + 300bps/PRIME + 200 bps), 12/12/19	2,239,106
			$8,517,484
		Total Capital Goods	$57,355,268
		COMMERCIAL SERVICES & SUPPLIES - 0.1%
		Environmental & Facilities Services - 0.1%
	451,579	Wastequip LLC, Term Loan, 6.069% (LIBOR + 450 bps), 8/9/19	$452,991
	3,564,653	WCA Waste Systems, Inc., Initial Term Loan, 4.302% (LIBOR + 275 bps), 8/11/23	3,575,792
	1,345,103	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.569% (LIBOR + 300 bps), 9/27/24	1,355,432
			$5,384,215
		Security & Alarm Services - 0.0%†
	3,174,374	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 4.973% (LIBOR + 350bps/PRIME + 250 bps), 5/24/24	$3,195,204
		Total Commercial Services & Supplies	$8,579,419
		CONSUMER DURABLES & APPAREL - 0.2%
		Housewares & Specialties - 0.1%
	2,783,546	Prestige Brands, Inc., Term B-4 Loan, 4.319% (LIBOR + 275 bps), 1/26/24	$2,804,670
	3,357,374	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.319% (LIBOR + 275 bps), 2/5/23	3,377,602
			$6,182,272
		Leisure Products - 0.1%
	997,500	Bass Pro Group LLC, Initial Term Loan, 6.569% (LIBOR + 500 + bps), 9/25/24	$994,539
	2,171,584	Bombardier Recreational Products, Inc., Term B Loan, 3.93% (LIBOR + 250 bps), 6/30/23	2,184,885
			$3,179,424
		Total Consumer Durables & Apparel	$9,361,696
		CONSUMER SERVICES - 0.6%
		Casinos & Gaming - 0.1%
	8,001,629	Scientific Games International, Inc., Initial Term B-4 Loan, 4.704% (LIBOR + 325 bps), 8/14/24	$8,081,645
		Education Services - 0.1%
	1,290,514	Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.71% (LIBOR + 425 bps), 6/7/23	$1,235,399
	2,510,942	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 4.569% (LIBOR + 300 bps), 5/28/21	2,338,315
	2,360,345	Laureate Education, Inc., Series 2024 Term Loan, 6.069% (LIBOR + 450 bps), 4/26/24	2,375,588
			$5,949,302
		Hotels, Resorts & Cruise Lines - 0.1%
	3,917,992	Sabre GLBL, Inc. (fka Sabre, Inc.), 2017 B-1 Incremental Term Loan, 3.819% (LIBOR + 225 bps), 2/22/24	$3,941,563
		Leisure Facilities - 0.1%
	6,216,044	Fitness International LLC, Term B Loan, 5.193% (LIBOR + 350 bps), 7/1/20	$6,306,693
	1,230,704	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.571% (LIBOR + 200bps/PRIME + 100 bps), 6/30/22	1,240,895
			$7,547,588
		Restaurants - 0.1%
	4,609,466	Golden Nugget, Inc. (aka Landry’s Inc.), Initial B Term Loan, 4.77% (LIBOR + 325 bps), 10/4/23	$4,649,388
		Specialized Consumer Services - 0.1%
	1,195,069	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.443% (LIBOR + 375 bps), 7/28/22	$1,185,210
	2,017,548	Genex Holdings, Inc., First Lien Term B Loan, 5.819% (LIBOR + 425 bps), 5/28/21	2,008,721
	1,842,541	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 5.443% (LIBOR + 375 bps), 8/12/22	1,851,754
	1,418,525	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.319% (LIBOR + 275 bps), 5/2/22	1,430,304
	50,856	Wash Multifamily Parent, Inc., First Lien Initial Canadian Term Loan, 4.819% (LIBOR + 325 bps), 5/16/22	50,936
	290,393	Wash Multifamily Parent, Inc., First Lien Initial US Term Loan, 4.819% (LIBOR + 325 bps), 5/16/22	290,846
			$6,817,771
		Total Consumer Services	$36,987,257
		DIVERSIFIED FINANCIALS - 0.2%
		Diversified Capital Markets - 0.1%
	4,275,117	Nexeo Solutions LLC, Term B-1 Loan, 4.717% (LIBOR + 325 bps), 6/9/23	$4,305,855
	Principal
	Amount
	USD ($)		Value
		Other Diversified Financial Services - 0.0%†
	1,241,500	Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.943% (LIBOR + 425 bps), 4/18/19	$1,210,462

		Specialized Finance - 0.1%
	2,662,610	Trans Union LLC, 2017 Replacement Term B-3 Loan, 3.569% (LIBOR + 200 bps), 4/10/23	$2,676,421
	346,429	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 3.834% (LIBOR + 250 bps), 8/4/23	348,637
	1,954,896	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.02% (LIBOR + 250/275 bps), 8/4/23	1,967,359
			$4,992,417
		Total Diversified Financials	$10,508,734
		ENERGY - 0.2%
		Oil & Gas Storage & Transportation - 0.2%
	2,263,644	Energy Transfer Equity LP, Refinanced Term Loan, 3.501% (LIBOR + 200 bps), 2/2/24	$2,258,338
	10,172,444	Gulf Finance LLC, Tranche B Term Loan, 6.95% (LIBOR + 525 bps), 8/25/23	9,180,630
		Total Energy	$11,438,968
		FOOD & STAPLES RETAILING - 0.1%
		Food Distributors - 0.0%†
	2,243,549	CSM Bakery Solutions, Ltd., First Lien Term Loan, 5.34% (LIBOR + 400 bps), 7/3/20	$2,218,309
		Food Retail - 0.1%
	1,167,587	Albertson's LLC, 2017-1 Term B-4 Loan, 4.319% (LIBOR + 275 bps), 8/25/21	$1,146,133
	493,778	Albertson's LLC, 2017-1 Term B-5 Loan, 4.675% (LIBOR + 300 bps), 12/21/22	484,705
	1,382,446	Albertson's LLC, 2017-1 Term B-6 Loan, 4.462% (LIBOR + 300 bps), 6/22/23	1,356,352
			$2,987,190
		Total Food & Staples Retailing	$5,205,499
		FOOD, BEVERAGE & TOBACCO - 0.1%
		Packaged Foods & Meats - 0.1%
	2,369,063	Give & Go Prepared Foods Corp., First Lien 2017 Term Loan, 5.704% (LIBOR + 425 bps), 7/29/23	$2,384,608
	4,945,386	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.1% (LIBOR + 250 bps), 10/30/22	4,862,550
	783,797	Shearer's Foods LLC, First Lien Term Loan, 5.631% (LIBOR + 394 bps), 6/30/21	782,818
		Total Food, Beverage & Tobacco	$8,029,976
		HEALTH CARE EQUIPMENT & SERVICES - 0.7%
		Health Care Facilities - 0.3%
	2,369,281	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.479% (LIBOR + 300 bps), 1/27/21	$2,263,156
	8,624,852	Kindred Healthcare, Inc., New Term Loan, 4.875% (LIBOR + 350 bps), 4/9/21	8,684,147
	1,951,243	Select Medical Corp., Tranche B Term Loan, 4.851% (LIBOR + 350bps/PRIME + 250 bps), 3/1/21	1,975,025
	3,037,809	Vizient, Inc., Term B-3 Loan, 5.069% (LIBOR + 350 bps), 2/13/23	3,053,314
			$15,975,642
		Health Care Services - 0.2%
	4,425,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.88% (LIBOR + 450 bps), 10/24/23	$4,433,297
	1,075,719	Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 7.069% (LIBOR + 550 bps), 8/4/21	1,075,719
	2,771,075	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.57% (LIBOR + 300 bps), 12/1/23	2,781,467
	1,728,191	Genoa a QoL Healthcare Co., LLC, First Lien Amendment No. 1 Term Loan, 4.819% (LIBOR + 325 bps), 10/30/23	1,740,431
	2,939,850	HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.569% (LIBOR + 500 bps), 4/7/22	2,972,923
	1,262,236	National Mentor Holdings, Inc., Tranche B Term Loan, 4.693% (LIBOR + 300 bps), 1/31/21	1,272,754
			$14,276,591
		Health Care Supplies - 0.1%
	6,512,275	Kinetic Concepts, Inc., Dollar Term Loan, 4.943% (LIBOR + 325 bps), 2/2/24	$6,493,552
	1,608,173	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.569% (LIBOR + 300 bps), 5/15/22	1,610,518
			$8,104,070
		Health Care Technology - 0.0%†
	1,957,579	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.319% (LIBOR + 275 bps), 3/1/24	$1,962,931
		Managed Health Care - 0.1%
	1,478,466	MMM Holdings, Inc., MMM Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	$1,448,897
	1,074,838	MSO of Puerto Rico, Inc., MSO Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	1,053,341
			$2,502,238
		Total Health Care Equipment & Services	$42,821,472
		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
		Personal Products - 0.2%
	13,307,617	Revlon Consumer Products Corp., Initial Term B Loan, 5.069% (LIBOR + 350 bps), 9/7/23	$10,005,665
		Total Household & Personal Products	$10,005,665
		INSURANCE - 0.1%
		Insurance Brokers - 0.0%†
	2,648,676(n)	NFP Corp., Term B Loan (LIBOR + 350 bps), 1/8/24	$2,667,715
	Principal
	Amount
	USD ($)		Value
		Multi-Line Insurance - 0.0%†
	491,907	Alliant Holdings I LLC, Initial Term Loan, 4.802% (LIBOR + 325 bps), 8/12/22	$495,039
		Property & Casualty Insurance - 0.1%
	4,996,931	Confie Seguros Holding II Co., Term B Loan, 6.729% (LIBOR + 525 bps), 4/19/22	$4,980,066
		Total Insurance	$8,142,820
		MATERIALS - 0.7%
		Construction Materials - 0.1%
	1,238,704	CeramTec Service GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	$1,239,866
	4,045,109	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	4,048,904
	519,340	CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.229% (LIBOR + 275 bps), 8/30/20	519,827
	995,006	Unifrax I LLC, Initial Dollar Term Loan, 5.193% (LIBOR + 375 bps), 4/4/24	1,004,334
			$6,812,931
		Diversified Chemicals - 0.0%†
	604,651	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	$609,078
	1,395,349	Tronox, Ltd., First Lien Initial Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	1,405,564
			$2,014,642
		Diversified Metals & Mining - 0.0%†
	1,129,365(g)	PT Bakrie & Brothers TBK, Facility B Term Loan, 8.13%, 1/13/18	$118,583
	1,839,044	U.S. Silica Co., Term Loan, 4.75% (LIBOR + 300 bps), 7/23/20	1,844,791
			$1,963,374
		Fertilizers & Agricultural Chemicals - 0.1%
	4,168,125	Methanol Holdings (Trinidad), Ltd. (Methanol Holdings (Delaware) LLC), Initial Term Loan, 5.069% (LIBOR + 350 bps), 6/30/22	$4,179,796
		Metal & Glass Containers - 0.2%
	3,273,608	BWay Holding Co., Initial Term Loan, 4.599% (LIBOR + 325 bps), 4/3/24	$3,291,511
	6,578,776	Coveris Holdings SA (fka Exopack Holdings SA), USD Term B-1 Loan, 5.943% (LIBOR + 425 bps), 6/29/22	6,595,223
			$9,886,734
		Paper Packaging - 0.1%
	4,292,563	Caraustar Industries, Inc., Refinancing Term Loan, 7.193% (LIBOR + 550 bps), 3/14/22	$4,308,660
		Paper Products - 0.0%†
	2,085,464	Ranpak Corp., Tranche B-1 USD Term Loan, 4.819% (LIBOR + 325 bps), 10/1/21	$2,102,408
		Specialty Chemicals - 0.2%
	3,832,769	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-2 Dollar Loan, 3.693% (LIBOR + 200 bps), 6/1/24	$3,853,240
	4,348,012	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 4.569% (LIBOR + 300 bps), 6/7/23	4,377,517
	873,214	Omnova Solutions, Inc., Term B-2 Loan, 5.819% (LIBOR + 425 bps), 8/25/23	884,130
	453,598	WR Grace & Co-Conn, U.S. Term Loan, 3.385% (LIBOR + 200 bps), 2/3/21	456,258
			$9,571,145
		Total Materials	$40,839,690
		MEDIA - 0.4%
		Broadcasting - 0.1%
	200,000	CBS Radio, Inc., Additional Term B-1 Loan, 4.172% (LIBOR + 275 bps), 11/18/24	$200,812
	1,518,072	Hubbard Radio LLC, Term Loan, 4.82% (LIBOR + 325 bps), 5/27/22	1,522,501
	6,731,300	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.319% (LIBOR + 275 bps), 3/15/24	6,719,096
			$8,442,409
		Cable & Satellite - 0.2%
	1,787,819	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 4.212% (LIBOR + 275 bps), 6/30/19	$1,795,641
	3,667,608	MCC Iowa LLC, Tranche M Term Loan, 3.49% (LIBOR + 200 bps), 1/15/25	3,682,506
	1,812,446	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 7.085% (LIBOR + 575 bps), 8/13/21	1,796,587
	5,910,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 3.977% (LIBOR + 250 bps), 4/15/25	5,947,676
			$13,222,410
		Movies & Entertainment - 0.1%
	430,933	NVA Holdings, Inc., First Lien Term B-2 Loan, 5.193% (LIBOR + 350 bps), 8/14/21	$434,883
	2,940,638	WMG Acquisition Corp., Tranche E Term Loan, 3.642% (LIBOR + 225 bps), 11/1/23	2,947,581
			$3,382,464
		Total Media	$25,047,283
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
		Pharmaceuticals - 0.1%
	2,188	Concordia Healthcare Corp., Initial Dollar Term Loan, 5.819% (LIBOR + 425 bps), 10/21/21	$1,815
	2,412,875	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.875% (LIBOR + 425 bps), 4/29/24	2,431,186
	6,176,044	RPI Finance Trust, Initial Term Loan B-6, 3.693% (LIBOR + 200 bps), 3/27/23	6,208,029
		Total Pharmaceuticals, Biotechnology & Life Sciences	$8,641,030
	Principal
	Amount
	USD ($)		Value
		REAL ESTATE - 0.2%
		Specialized REIT - 0.2%
	9,153,960	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.569% (LIBOR + 300 bps), 10/24/22	$8,843,824
		Total Real Estate	$8,843,824
		RETAILING - 0.3%
		Automotive Retail - 0.1%
	4,654,277	CWGS Group LLC, Term Loan, 4.393% (LIBOR + 300 bps), 11/8/23	$4,690,637
		Home Improvement Retail - 0.0%†
	3,942,603	Apex Tool Group LLC, Term Loan, 4.819% (LIBOR + 325 bps), 1/31/20	$3,938,905
		Specialty Stores - 0.2%
	5,369,159	PetSmart, Inc., Tranche B-2 Term Loan, 4.57% (LIBOR + 300 bps), 3/11/22	$4,327,209
	6,300,000	Staples, Inc., Closing Date Term Loan, 5.488% (LIBOR + 400 bps), 9/12/24	6,176,363
			$10,503,572
		Total Retailing	$19,133,114
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductor Equipment - 0.0%†
	1,864,732	Sensata Technologies BV, Sixth Amendment Term Loan, 3.21% (LIBOR + 175 bps), 10/14/21	$1,874,228
		Semiconductors - 0.1%
	569,440	Microsemi Corp., Term Loan B, 3.383% (LIBOR + 200 bps), 1/15/23	$572,406
	1,559,482	ON Semiconductor Corp., 2017 New Replacement Term B-2 Loan, 3.569% (LIBOR + 200 bps), 3/31/23	1,568,496
			$2,140,902
		Total Semiconductors & Semiconductor Equipment	$4,015,130
		SOFTWARE & SERVICES - 0.4%
		Application Software - 0.2%
	3,209,375	DTI Holdco, Inc., Initial Term Loan, 6.63% (LIBOR + 525 bps), 10/2/23	$3,196,002
	3,455,809	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.819% (LIBOR + 525 bps), 6/30/22	3,421,251
	3,795,533	Verint Systems Inc., Initial Term Loan, 3.627% (LIBOR + 225 bps), 6/28/24	3,812,138
			$10,429,391
		Data Processing & Outsourced Services - 0.1%
	2,748,575	First Data Corp., 2022D New Dollar Term Loan, 3.802% (LIBOR + 225 bps), 7/8/22	$2,753,347
	1,455,843	First Data Corp., 2024A New Dollar Term Loan, 3.802% (LIBOR + 225 bps), 4/26/24	1,458,443
			$4,211,790
		IT Consulting & Other Services - 0.0%†
	2,939,850	Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.875% (LIBOR + 550 bps), 9/18/21	$2,950,874
		Systems Software - 0.1%
	1,313,743	Avast Holding BV, Refinancing Dollar Term Loan, 4.443% (LIBOR + 275 bps), 9/30/23	$1,324,300
	2,365,373	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 4.069% (LIBOR + 250 bps), 11/19/21	2,368,585
	775,862	West Corp., Term B Loan, 5.35% (LIBOR + 400 bps), 10/10/24	779,688
			$4,472,573
		Total Software & Services	$22,064,628
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
		Communications Equipment - 0.0%†
	2,800,000	Avaya, Inc., Initial Term Loan, 6.227% (LIBOR + 475 bps), 12/15/24	$2,758,583
		Electronic Components - 0.1%
	5,129,938	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 3/31/22	$5,131,538
		Electronic Equipment Manufacturers - 0.0%†
	904,846	Zebra Technologies Corp., Tranche B Term Loan, 3.371% (LIBOR + 200 bps), 10/27/21	$910,292
		Total Technology Hardware & Equipment	$8,800,413
		TELECOMMUNICATION SERVICES - 0.3%
		Integrated Telecommunication Services - 0.0%†
	325,000	Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 6.123% (LIBOR + 450 bps), 11/1/24	$328,317
		Wireless Telecommunication Services - 0.3%
	17,005,492	Virgin Media Bristol LLC, Facility K, 3.977% (LIBOR + 250 bps), 1/15/26	$17,026,749
		Total Telecommunication Services	$17,355,066
		TRANSPORTATION - 0.1%
		Airlines - 0.1%
	1,081,351	American Airlines, Inc., 2017 Class B Term Loan, 3.477% (LIBOR + 200 bps), 12/14/23	$1,082,449
	5,115,366	Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.991% (LIBOR + 250 bps), 10/18/18	5,150,534
	955,281	United AirLines, Inc., Class B Term Loan, 3.38% (LIBOR + 200 bps), 4/1/24	958,864
			$7,191,847
		Marine - 0.0%†
	1,588,126	Navios Maritime Partners LP, Initial Term Loan, 6.54% (LIBOR + 500 bps), 9/14/20	$1,588,374
		Total Transportation	$8,780,221
		UTILITIES - 0.2%
		Electric Utilities - 0.1%
	4,371,157	APLP Holdings, Ltd., Partnership, Term Loan, 5.069% (LIBOR + 350 bps), 4/13/23	$4,415,551
	Principal
	Amount
	USD ($)		Value
		Electric Utilities – (continued)
	1,987,464	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.319% (LIBOR + 375 bps), 10/2/23	$2,007,865
			$6,423,416
		Independent Power Producers & Energy Traders - 0.1%
	5,755,924	Calpine Corp., Term Loan, 4.2% (LIBOR + 250 bps), 1/15/24	$5,752,775
		Total Utilities	$12,176,191
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $397,242,262)	$396,775,974
	Shares		Value
		RIGHT / WARRANT - 0.0%† of Net Assets
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	365(d)	Contura Energy, Inc., 7/26/23	$8,486
		Total Energy	$8,486
		TOTAL RIGHT / WARRANT
		(Cost $234,627)	$8,486
Number of				Strike	Expiration
Contracts	Description	Counterparty	Notional	Price	Date
OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
209,523(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon	MXN	–MXN (q)	10/23/2022	$ –
209,523(p)	Desarrolladora Homex SAB de CV	Bank of New York Mellon	MXN	–MXN (q)	10/23/2022	–
$ –
TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
(Premium paid $0)	$ –
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.6%
(Cost $5,797,703,782)	$5,900,797,753
OTHER ASSETS AND LIABILITIES – 1.4%	$83,005,202
NET ASSETS - 100.0%	$5,983,802,955

BPS	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2017, the value of these securities amounted to $1,903,504,274, or 31.8% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At December 31, 2017, the value of these securities amounted to $123,178,859, or 2.1% of net assets.
†	Amount rounds to less than 0.1%.

*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2017.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2017.
(b)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2017.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Non-income producing security.
(e)	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(f)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at December 31, 2017.
(g)	Security is in default.
(h)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Structured reinsurance investment. At December 31, 2017, the value of these securities amounted to $130,278,398, or 2.2% of net assets.
(j)	Rate to be determined.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Consists of Revenue Bonds unless otherwise indicated.
(m)	Represents a General Obligation Bond.
(n)	This term loan will settle after December 31, 2017, at which time the interest rate will be determined.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(p)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(q)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
SEK	620,100,221	EUR	62,703,523	Bank of New York Mellon	2/28/18	$403,221
BRL	48,612,000	USD	14,779,727	Goldman Sachs International	1/31/18	(154,769)
RUB	211,852,000	USD	3,590,026	Goldman Sachs International	2/13/18	65,212
USD	23,455,259	KRW	26,544,316,471	Goldman Sachs International	1/22/18	(1,429,580)
USD	95,329,388	NZD	138,671,900	Goldman Sachs International	2/8/18	(3,003,647)
USD	3,524,950	RUB	211,852,000	Goldman Sachs International	2/13/18	(130,288)
EUR	1,526,000	USD	1,800,852	JPMorgan Chase Bank NA	1/31/18	35,114
IDR	115,596,481,478	USD	8,467,366	JPMorgan Chase Bank NA	2/6/18	24,050
INR	548,912,559	USD	8,344,799	JPMorgan Chase Bank NA	2/6/18	218,601
NOK	83,738,285	EUR	8,565,177	JPMorgan Chase Bank NA	1/31/18	(78,809)
NOK	160,000,000	USD	19,565,387	JPMorgan Chase Bank NA	1/31/18	(26,120)
USD	5,571,788	EUR	4,637,000	JPMorgan Chase Bank NA	1/31/18	(7,095)
USD	33,725,529	EUR	28,275,675	JPMorgan Chase Bank NA	2/28/18	(345,532)
USD	6,435,226	KRW	6,983,700,000	JPMorgan Chase Bank NA	1/22/18	(111,872)
USD	41,713,274	INR	2,717,995,193	State Street Bank & Trust Co.	2/6/18	(689,258)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(5,230,772)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
1,603	U.S. 5 Year Note (CBT)	3/29/18	$186,302,073	$186,210,993	$(91,080)
199	U.S. Long Bond (CBT)	3/20/18	30,509,150	30,447,000	(62,150)

			$216,811,223	$216,657,993	$(153,230)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
4,243	Euro-Bobl	3/8/18	$673,635,235	$670,663,879	$2,971,356
3,447	U.S. 10 Year Note (CBT)	3/20/18	430,149,250	427,589,578	2,559,672
2,554	U.S. 10 Year Ultra (CBT)	3/20/18	341,924,114	341,118,625	805,489
8	U.S. Ultra Bond (CBT)	3/20/18	1,328,156	1,341,250	(13,094)
			$1,447,036,755	$1,440,713,332	$6,323,423

TOTAL FUTURES CONTRACTS			$(1,230,225,532)	$(1,224,055,339)	$6,170,193

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION

Notional Amount ($)(1)	Obligation Reference/Index		Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Depreciation	Market Value
106,986,600	Markit CDX North America High Yield Index Series 27		Receive	5.00%	12/20/21	$(7,993,452)	$(1,285,385)	$(9,278,837)
56,469,600	Markit CDX North America High Yield Index Series 28		Receive	5.00%	6/20/22	(3,971,868)	(1,076,061)	(5,047,929)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION						$(11,965,320)	$(2,361,446)	$(14,326,766)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,795,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill, Inc.	Receive	1.00%	12/20/19	$(104,710)	$134,921	$30,211
10,480,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill, Inc.	Receive	1.00%	12/20/19	(382,004)	495,281	113,277
3,768,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(10,668)	80,551	69,883
5,257,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(17,357)	114,856	97,499
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(514,739)	$825,609	$310,870
TOTAL SWAP CONTRACTS						$(12,480,059)	$(1,535,837)	$(14,015,896)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly

Principal amounts are denominated in U.S. dollars unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$–	$20,913,111	$–	$20,913,111
Preferred Stocks	7,230,774	–	–	7,230,774
Convertible Preferred Stocks	72,641,069	–	–	72,641,069
Common Stocks
Capital Goods
Industrial Machinery	–	–	1,858	1,858
Energy
Oil & Gas Exploration & Production	8,946	2,678,823	–	2,687,769
Coal & Consumable Fuels	2,532	22,560	–	25,092
Retailing
Computer & Electronics Retail	–	–	219,750	219,750
All Other Common Stocks	1,206,738	–	–	1,206,738
Asset Backed Securities	–	153,243,694	–	153,243,694
Collateralized Mortgage Obligations	–	950,048,516	1,797,750	951,846,266
Corporate Bonds
Diversified Financials
Other Diversified Financial Services	–	28,848,323	14,520,670	43,368,993
Insurance
Reinsurance	–	119,573,938	133,883,319	253,457,257
All Other Corporate Bonds	–	2,030,966,556	–	2,030,966,556
U.S. Government and Agency Obligations	–	1,663,260,393	–	1,663,260,393
Foreign Government Bonds	–	179,085,561	–	179,085,561
Municipal Bonds	–	123,858,412	–	123,858,412
Senior Secured Floating Rate Loan Interests	–	396,775,974	–	396,775,974
Right / Warrant
Energy
Coal & Consumable Fuels	–	8,486	–	8,486
Over The Counter (OTC) Call Options Purchased*	–	–	–	–
Total Investments in Securities	$81,090,059	$5,669,284,347	$150,423,347	$5,900,797,753
Other Financial Instruments
Net unrealized appreciation on futures contracts	$6,170,193	$–	$–	$6,170,193
Net unrealized depreciation on forward currency contracts	–	(5,230,772)	–	(5,230,772)
Swap contracts, at value	–	(14,015,896)	–	(14,015,896)
Total Other Financial Instruments	$6,170,193	$(19,246,668)	$–	$(13,076,475)

* Securities valued at $0.00

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds	Total
Balance as of 9/30/2017	$–	$2,278,188	$116,420,298	$118,698,486
Realized gain (loss)	–	–	(266)	(266)
Changed in unrealized appreciation	–	22,558	808,606	831,164
Accrued discounts/premiums	–	–	(351,668)	(351,668)
Purchases	–	–	27,942,000	27,942,000
Sales	–	–	(19,903)	(19,903)
Transfers in to Level 3*	1,797,750	–	3,604,922	5,402,672
Transfers out of Level 3*	–	(2,079,138)	–	(2,079,138)
Balance as of 12/31/17	$1,797,750	$221,608	$148,403,989	$150,423,347

* Transfers are calculated on the beginning of period values. During the three months ended December 31, 2017, investments having a value of $5,402,672 were transferred from Level 2 to Level 3. The change in the level designation within the fair value hierarchy was due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at December 31, 2017: $1,048,575.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date February 27, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date February 27, 2018

* Print the name and title of each signing officer under his or her signature.